As filed with the Securities and Exchange Commission on [date]

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street Milwaukee, Wisconsin			53202
(Address of principal executive offices)			(Zip code)

Christopher E. Kashmerick Trust for Advised Portfolios 2020 East Financial Way, Suite 100 Glendora, CA 91741
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(626) 914-7385

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2015

Updated June 15, 2015

Item 1. Reports to Stockholders.

Semi-Annual Report

June 30, 2015

1919 FINANCIAL SERVICES FUND

1919 MARYLAND TAX-FREE INCOME FUND

1919 SOCIALLY RESPONSIVE BALANCED FUND

Table of Contents

1919 Financial Services Fund
Fund Expenses	4
Portfolio at a glance	5
Schedule of Investments	6
Statement of Assets and Liabilities	8
Statement of Operations	9
Statement of Changes in Net Assets	10
Financial Highlights	11
1919 Maryland Tax-Free Income Fund
Fund Expenses	17
Portfolio at a glance	18
Schedule of Investments	19
Statement of Assets and Liabilities	24
Statement of Operations	25
Statement of Changes in Net Assets	26
Financial Highlights	27
1919 Socially Responsive Balanced Fund
Fund Expenses	33
Portfolio at a glance	34
Schedule of Investments	35
Statement of Assets and Liabilities	42
Statement of Operations	43
Statement of Changes in Net Assets	44
Financial Highlights	45
Notes	49
Other Information	63
Directory of Funds' Service Providers	Back Cover

1919 Funds 2015 Semi-Annual Report

1919 Financial Services Fund
Letter to Shareholders

Dear Shareholder,

For the first six months of 2015, global economic growth remained subdued. While U.S. growth has also been lackluster, the Fed indicated in early July that prospects were favorable for further improvement in the U.S. labor market and the economy more broadly. Investors remain focused on the Fed and whether it will begin to raise its benchmark federal funds interest rate later this year.

With a backdrop of low interest rates and excess liquidity, global mergers and acquisitions are on pace to hit the highest level on record in 2015. The 1919 Financial Services Fund has been impacted not only by holdings that underwrite transactions but also as potential acquisition targets. For example, in early June, 2015 it was announced that Tokio Marine Holdings planned to acquire the Fund's holding, HCC Insurance, for a substantial premium.

For the six months ended June 30, 2015, the 1919 Financial Services Fund returned 3.61%. The Fund's unmanaged benchmarks, the S&P 500 Index(i) and S&P 500 Financials Index(ii) returned 1.23% and -0.37%, respectively, for the same period. The Lipper Financial Services Fund Category(iii) average returned 3.28% over the same time frame.

How did we respond to these changing market conditions?

During the six months, we initiated new positions in some smaller capitalization regional banks that we believe are well positioned to grow in the current environment. We pared back some larger weighted insurance related positions due to valuation.

What were the leading contributors to performance?

Collectively our regional bank holdings contributed the most to performance. The top five performing stocks were HCC Insurance Holdings Inc, Global Payments Inc., Webster Financial Corp., Columbia Banking System Inc. and QCR Holdings Inc.

What were the leading detractors to performance?

The five stocks that performed the worst were United Insurance Holdings Corp., Discover Financial Services, Royal Bank of Canada, Simon Property Group LP, and Assurant Inc. We trimmed a couple of these holdings throughout the period and

1919 Funds 2015 Semi-Annual Report

1919 Financial Services Fund
Letter to Shareholders (cont'd)

deployed the proceeds in companies that in our view have relatively more favorable outlooks.

Thank you for your investment in 1919 Financial Services Fund. As always we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund's investment goals.

Sincerely,

Christopher J. Perry, CFA
Portfolio Manager
1919 Investment Counsel, LLC

Lee Robertson, CFA
Portfolio Manager
1919 Investment Counsel, LLC

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. In addition to normal risks associated with equity investing, narrowly focused investments typically exhibit higher volatility. The financial services sector may be subject to greater governmental regulation, competitive pressures and rapid technological change and obsolescence, which may have a materially adverse effect on the sector. Additionally, the Fund's performance will be influenced by political, social and economic factors affecting investments in companies in foreign countries. The securities of small and mid-sized companies tend to be more volatile than those of larger companies. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund's prospectus for a more complete discussion of these and other risks, and the Fund's investment strategies.

Must be preceded or accompanied by the Prospectus.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please refer to the Schedule of Investments in this report for a complete list of Fund holdings.

1919 Investment Counsel is the Adviser to the 1919 Funds, which are distributed by Quasar Distributors, LLC.

1919 Funds 2015 Semi-Annual Report

Fund performance (unaudited)

Total Returns as of June 30, 2015

6 Months
1919 Financial Services Fund Class A
With Sales Charges†
Class A	-2.35%
Class C	2.22
Without Sales Charges
Class A	3.61
Class C	3.22
Class I	3.74
S&P 500 Index(i)	1.23
S&P Financials Index(ii)	-0.37

†  Class A Shares have a maximum initial sales charge of 5.75% and Class C Shares have a contingent deferred sales charge (CDSC) of 1.00% for shares redeemed within one year of purchase.

As of the Fund's current prospectus dated April 30, 2015, the gross total annual operating expense ratios for Class A, Class C and Class I were 1.44%, 2.14% and 1.10%, respectively. The total net annual operating expense ratios for Class A, Class C and Class I were 1.44%, 2.13% and 1.05%(iv), respectively. Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease, and Fund expense ratios are more likely to increase when markets are volatile.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Fund returns assume the reinvestment of all distributions, at net asset value and the deduction of all Fund expenses. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-844-828-1919.

As of November 7, 2014, the Fund assumed the performance, financial and other historic information of the Legg Mason Investment Counsel Financial Services Fund. Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please refer to the Schedule of Investments in this report for a complete list of Fund holdings.

(i)  The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

(ii)  The S&P 500 Financial Index is a capitalization-weighted index representing nine financial groups and fifty-three financial companies, calculated monthly with dividends reinvested at month-end.

(iii)  Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period ended June 30, 2015, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 80 funds in the Fund's Lipper category, and excluding sales charges

(iv)  The advisor has contractually agreed to waive fees and reimburse operating expenses through December 31, 2016.

The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

1919 Funds 2015 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2015 and held for the six months ended June 30, 2015. The hypothetical example is based on a six-month period ended June 30, 2015.

Actual expenses

The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

Hypothetical example for comparison purposes

The table below titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Actual Performance1

	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	3.61%	$1,000.00	$1,036.10	1.45%	$7.32
Class C	3.22	1,000.00	1,032.20	2.13	10.73
Class I	3.74	1,000.00	1,037.40	1.05	5.30

Hypothetical Performance1

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	5.00%	$1,000.00	$1,017.60	1.45%	$7.25
Class C	5.00	1,000.00	1,014.23	2.13	10.64
Class I	5.00	1,000.00	1,019.54	1.05	5.26

1  For the six months ended June 30, 2015.

2  Assumes the reinvestment of all distributions at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge ("CDSC") with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

3  Expenses (net of fee waivers and/or expense reimbursements) are equal to each class' annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

1919 Funds 2015 Semi-Annual Report

Fund at a glance (unaudited)

Investment breakdown (%) as a percent of total investments

1919 Funds 2015 Semi-Annual Report

Schedule of investments (Unaudited)

June 30, 2015

1919 Financial Services Fund

Security	Shares	Value
Common Stocks — 97.3%
Capital Markets — 8.0%
Affiliated Managers Group Inc.	9,392	$2,053,091	*
Ameriprise Financial Inc.	18,425	2,301,835
Invesco Ltd.	70,500	2,643,045
T. Rowe Price Group Inc.	25,080	1,949,469
Total Capital Markets		8,947,440
Commercial Banks — 48.2%
American River Bankshares	79,945	745,087	*
Bank of America Corp.	120,000	2,042,400
Bank of the Ozarks Inc.	35,000	1,601,250
Banner Corp.	52,142	2,499,166
Bryn Mawr Bank Corp.	70,000	2,111,200
C1 Financial Inc.	60,000	1,162,800	*
Centerstate Banks Inc.	77,300	1,044,323
CIT Group Inc.	26,000	1,208,740
CoBiz Financial Inc.	185,000	2,417,950
Columbia Banking System Inc.	75,000	2,440,500
Comerica Inc.	48,550	2,491,586
Customers Bancorp Inc.	27,000	726,030	*
East West Bancorp Inc.	25,000	1,120,500
Farmers & Merchants Bank of Long Beach	200	1,200,000
First Connecticut Bancorp Inc.	45,000	714,150
First Financial Bancorp	27,000	484,380
Heritage Financial Corp.	113,000	2,019,310
Heritage Oaks Bancorp	220,000	1,731,400
Hudson Valley Holding Corp.	85,000	2,397,850
JPMorgan Chase & Co.	63,310	4,289,886
MB Financial Inc.	64,000	2,204,160
Northrim Bancorp Inc.	44,100	1,130,283
Pacific Continental Corp.	135,000	1,826,550
People's Utah Bancorp	65,000	1,103,700	*
PNC Financial Services Group Inc.	27,000	2,582,550
QCR Holdings Inc.	90,500	1,969,280
Royal Bank Of Canada	36,600	2,238,197
TCF Financial Corp.	60,000	996,600
U.S. Bancorp	60,500	2,625,700
Webster Financial Corp.	62,895	2,487,497
Total Commercial Banks		53,613,025
Consumer Finance — 3.5%
Discover Financial Services	53,000	3,053,860

1919 Funds 2015 Semi-Annual Report

1919 Financial Services Fund

Security	Shares	Value
Consumer Finance — continued
Navient Corp.	44,000	$801,240
Total Consumer Finance		3,855,100
Diversified Financial Services — 1.2%
Intercontinental Exchange Inc.	6,000	1,341,660
Insurance — 16.2%
ACE Ltd.	19,500	1,982,760
American Financial Group Inc.	28,650	1,863,396
AMERISAFE Inc.	50,000	2,353,000
Assurant Inc.	15,000	1,005,000
Brown & Brown Inc.	57,000	1,873,020
Hanover Insurance Group Inc.	31,000	2,294,930
HCC Insurance Holdings Inc.	45,000	3,457,800
MetLife Inc.	50,000	2,799,500
United Insurance Holdings Corp.	22,950	356,643
Total Insurance		17,986,049
IT Services — 8.4%
Black Knight Financial Services Inc., Class A Shares	20,000	617,400	*
Fiserv Inc.	24,840	2,057,497	*
Global Payments Inc.	25,000	2,586,250
Heartland Payment Systems Inc.	25,000	1,351,250
Visa Inc., Class A Shares	41,400	2,780,010
Total IT Services		9,392,407
Professional Services — 1.9%
Verisk Analytics Inc., Class A Shares	28,500	2,073,660	*
Real Estate Investment Trusts (REITs) — 2.0%
Simon Property Group LP	13,000	2,249,260
Thrifts & Mortgage Finance — 7.9%
Alliance Bancorp Inc. of Pennsylvania	50,000	1,139,500
B of I Holding Inc.	9,000	951,390	*
EverBank Financial Corp.	70,000	1,375,500
Federal Agricultural Mortgage Corp. (FAMC), Class C Shares	22,000	639,320
Fox Chase Bancorp Inc.	90,000	1,522,800
Territorial Bancorp Inc.	65,000	1,576,900
WSFS Financial Corp.	60,000	1,641,000
Total Thrifts & Mortgage Finance		8,846,410
Total Investments — 97.3% (Cost — $70,438,069)		108,305,011
Other Assets in Excess of Liabilities — 2.7%		2,989,154
Total Net Assets — 100.0%		$111,294,165

Notes:

*  Non-income producing security

The Accompanying Notes are an Integral Part of the Financial Statements.

1919 Funds 2015 Semi-Annual Report

1919 Financial Services Fund

Statement of assets and liabilities

June 30, 2015 (Unaudited)

Assets:
Investments in securities at value (cost $70,438,069)	$108,305,011
Foreign currency at value (cost $19,059)	18,681
Cash	3,354,352
Receivable for Fund shares sold	110,090
Dividends and interest receivable	62,397
Prepaid expenses	25,894
Total Assets	111,876,425
Liabilities:
Payable for Fund shares repurchased	280,503
Investment management fee payable	67,548
Service and/or distribution fees payable	87,725
Trustees' fees payable	3,216
Accrued other expenses	143,268
Total Liabilities	582,260
Net Assets	$111,294,165
Components of Net Assets:
Paid-in capital	$68,114,301
Undistributed net investment income	185,519
Accumulated net realized gain on investments	5,127,855
Net unrealized appreciation (depreceiation) on:
Investments	37,866,942
Foreign currency	(452)
Net Assets	$111,294,165
Class A:
Net Assets	$62,944,889
Shares Issued and Outstanding	3,132,309
Net Asset Value and Redemption Price	$20.10
Maximum Public Offering Price (based on maximum initial sales charge of 5.75%)	$21.33
Class C:
Net Assets	$25,913,412
Shares Issued and Outstanding	1,371,784
Net Asset Value, Redemption Price* and Offering Price Per Share	$18.89
Class I:
Net Assets	$22,435,864
Shares Issued and Outstanding	1,108,786
Net Asset Value, Redemption Price and Offering Price Per Share	$20.23

*  Redemption price per share of Class C shares is NAV reduced by a 1.00% CDSC if shares are redeemed within one year of purchase. (See Note 2.)

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2015 Semi-Annual Report

1919 Financial Services Fund

Statement of operations

For the Six Months Ended June 30, 2015 (Unaudited)

Investment Income:
Dividend income (Net of foreign tax of $8,754)	$1,011,136
Total Investment Income	1,011,136
Expenses:
Investment management fee (Note 3)	435,642
Service and/or distribution fees (Note 6)	200,484
Transfer agent fees and expenses (Note 6)	98,720
Administration and fund accounting fees	36,822
Registration fees	28,950
Shareholder reporting fees	16,965
Custody fees	9,280
Legal fees	7,934
Audit fees	7,439
Trustees' fees	7,153
Insurance fees	4,289
Compliance fees	3,027
Miscellaneous	4,372
Total Expenses	861,077
Expenses waived by the Adviser	(31,338)
Net Expenses	829,739
Net Investment Income	181,397
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net realized gain (loss) on:
Investments	4,298,825
Foreign currency	(1,422)
Net Realized Gain	4,297,403
Net change in unrealized appreciation/depreciation on:
Investments	(833,790)
Foreign currency	(433)
Net Change in Unrealized Appreciation/Depreciation	(834,223)
Net Realized and Unrealized Gain on Investments	3,463,180
Net Increase in Net Assets Resulting From Operations	$3,644,577

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2015 Semi-Annual Report

1919 Financial Services Fund

Statements of changes in net assets

For the Six Months Ended June 30, 2015 (Unaudited)/ the Period Ended December 31, 2014*/ and the Year Ended March 31, 2014	2015	2014*	2014
Increase in Net Assets from: Operations:
Net investment income	$181,397	$349,880	$211,409
Net realized gain	4,297,403	3,595,639	2,227,342
Net change in unrealized appreciation/depreciation	(834,223)	3,477,341	17,972,279
Net Increase in Net Assets Resulting From Operations	3,644,577	7,422,860	20,411,030
Distributions to shareholders:
From net investment income
Class A	—	(251,368)	(71,820)
Class C	—	(16,079)	—
Class I	—	(142,850)	(93,183)
From net realized gains:
Class A	—	(1,403,019)	—
Class C	—	(586,808)	—
Class I	—	(533,056)	—
Total Distributions to Shareholders	—	(2,933,180)	(165,003)
Capital Transactions:
Net proceeds from shares sold:	8,842,428	17,255,363	54,858,833
Reinvestment of distributions:	—	2,695,666	153,576
Cost of shares repurchased:	(16,358,533)	(38,339,138)	(20,057,751)
Net Increase (Decrease) in Net Assets From Capital Transactions	(7,516,105)	(18,388,109)	34,954,658
Total Increase (Decrease) in Net Assets	(3,871,528)	(13,898,429)	55,200,685
Net Assets:
Beginning of period	115,165,693	129,064,122	73,863,437
End of period	$111,294,165	$115,165,693	$129,064,122
Undistributed net investment income	$185,519	$4,122	$66,185

*  For the period April 1, 2014 through December 31, 2014 (See Note 1).

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2015 Semi-Annual Report

1919 Financial Services Fund

Financial highlights

For a share of beneficial interest outstanding through each period ended December 31, unless otherwise noted:

Class A Shares	2015*	2014[1]	2014[2]	2013[2]	2012[2]	2011[2]	2010[2]
Net asset value, beginning of period	$19.40	$18.63	$15.13	$12.47	$12.05	$11.02	$8.16
Income from investment operations:
Net investment income[3]	0.04	0.06	0.05	0.06	0.08	0.02	0.06
Net realized and unrealized gain on investments	0.66	1.21	3.47	2.64	0.42	1.00	2.84
Proceeds from settlement of a regulatory matter	—	—	—	—	—	0.01	—
Total income from investment operations	0.70	1.27	3.52	2.70	0.50	1.03	2.90
Less distributions:
From net investment income	—	(0.07)	(0.02)	(0.04)	(0.08)	—	(0.04)
From net realized gain on investments	—	(0.43)	—	—	—	—	—
Total distributions	0.00	(0.50)	(0.02)	(0.04)	(0.08)	0.00	(0.04)
Net asset value, end of period	$20.10	$19.40	$18.63	$15.13	$12.47	$12.05	$11.02
Total return[4]	3.61%[5]	6.81%[5]	23.26%	21.68%	4.28%	9.35%[6]	35.60%
Supplemental data and ratios:
Net assets, end of period (in thousands)	$62,945	$64,795	$77,220	$41,972	$29,082	$33,874	$33,327
Ratios to average net assets
Gross expenses	1.46%[7]	1.44%[7]	1.46%	1.68%	1.70%	1.71%	1.67%
Net Expenses[8,9]	1.46[7,10]	1.44[7,10]	1.46	1.50	1.50[10]	1.50[10]	1.49[10]
Net investment income	0.40[7]	0.44[7]	0.27	0.49	0.71	0.21	0.58
Portfolio turnover rate	8%[5]	11%[5]	14%	14%	15%	18%	24%

*  For the six months ended June 30, 2015 (unaudited).

1  For the period ended April 1, 2014 through December 31, 2014. See Note 1.

2  For the year ended March 31.

3  Per share amounts have been calculated using the average shares method.

4  Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

5  Not annualized.

6  The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 9.26%. Class A received $25,582 related to this distribution.

7  Annualized.

8  The impact of compensating balance arrangements, if any, was less than 0.01%.

9  As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.46%. Prior to November 10, 2014, this limitation was 1.50%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees' consent.

10  Reflects fee waivers and/or expense reimbursements.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2015 Semi-Annual Report

1919 Financial Services Fund

Financial highlights (cont'd)

For a share of beneficial interest outstanding through each period ended December 31, unless otherwise noted:

Class C Shares	2015*	2014[1]	2014[2]	2013[2]	2012[2]	2011[2]	2010[2]
Net asset value, beginning of period	$18.30	$17.63	$14.40	$11.92	$11.51	$10.60	$7.87
Income from investment operations:
Net investment loss[3]	(0.02)	(0.03)	(0.06)	(0.03)	(0.00)[4]	(0.06)	(0.01)
Net realized and unrealized gain on investments	0.61	1.14	3.29	2.51	0.41	0.95	2.74
Proceeds from settlement of a regulatory matter	—	—	—	—	—	0.02	—
Total income from investment operations	0.59	1.11	3.23	2.48	0.41	0.91	2.73
Less distributions:
From net investment income	—	(0.01)	—	—	—	—	—
From net realized gain on investments	—	(0.43)	—	—	—	—	—
Total distributions	0.00	(0.44)	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$18.89	$18.30	$17.63	$14.40	$11.92	$11.51	$10.60
Total return[5]	3.22%[6]	6.28%[6]	22.43%	20.81%	3.56%	8.58%[7]	34.69%
Supplemental data and ratios:
Net assets, end of period (in thousands)	$25,913	$25,498	$26,484	$17,173	$16,194	$20,252	$22,409
Ratios to average net assets
Gross expenses	2.21%[10]	2.14%[10]	2.13%	2.28%	2.30%	2.29%	2.21%
Net Expenses[8,9]	2.13[10,11]	2.11[10,11]	2.13	2.25[11]	2.25[11]	2.23[11]	2.18[11]
Net investment loss	(0.27)[10]	(0.20)[10]	(0.40)	(0.27)	(0.03)	(0.52)	(0.10)
Portfolio turnover rate	8%[6]	11%[6]	14%	14%	15%	18%	24%

*  For the six months ended June 30, 2015 (unaudited).

1  For the period ended April 1, 2014 through December 31, 2014. See Note 1.

2  For the year ended March 31.

3  Per share amounts have been calculated using the average shares method.

4  Amount represents less than $0.01 per share.

5  Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

6  Not annualized.

7  The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 8.40%. Class C received $43,780 related to this distribution.

8  The impact of compensating balance arrangements, if any, was less than 0.01%.

9  As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 2.13%. Prior to November 10, 2014, this limitation was 2.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees' consent.

10  Annualized.

11  Reflects fee waivers and/or expense reimbursements.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2015 Semi-Annual Report

For a share of beneficial interest outstanding through each period ended December 31, unless otherwise noted:

Class I Shares	2015*	2014[1]	2014[2]	2013[2]	2012[2]	2011[2]	2010[2]
Net asset value, beginning of period	$19.50	$18.71	$15.17	$12.50	$12.07	$11.01	$8.14
Income from investment operations:
Net investment income[3]	0.08	0.12	0.12	0.11	0.11	0.05	0.03
Net realized and unrealized gain on investments	0.65	1.21	3.49	2.63	0.42	1.01	2.89
Total income from investment operations	0.73	1.33	3.61	2.74	0.53	1.06	2.92
Less distributions:
From net investment income	—	(0.11)	(0.07)	(0.07)	(0.10)	—	(0.05)
From net realized gain on investments	—	(0.43)	—	—	—	—	—
Total distributions	0.00	(0.54)	(0.07)	(0.07)	(0.10)	0.00	(0.05)
Net asset value, end of period	$20.23	$19.50	$18.71	$15.17	$12.50	$12.07	$11.01
Total return[4]	3.74%[5]	7.10%[5]	23.75%	22.12%	4.58%	9.63%	35.93%
Supplemental data and ratios:
Net assets, end of period (in thousands)	$22,436	$24,873	$25,360	$14,718	$7,256	$4,877	$188
Ratios to average net assets
Gross expenses	1.21%[8]	1.10%[8]	1.05%	1.21%	1.24%	1.39%	1.32%
Net Expenses[6,7]	1.05[8,9]	1.06[8,9]	1.05	1.21	1.22[9]	1.21[9]	1.10[9]
Net investment income	0.81[8]	0.84[8]	0.68	0.81	1.01	0.48	0.33
Portfolio turnover rate	8%[5]	11%[5]	14%	14%	15%	18%	24%

*  For the six months ended June 30, 2015 (unaudited).

1  For the period ended April 1, 2014 through December 31, 2014. See Note 1.

2  For the year ended March 31.

3  Per share amounts have been calculated using the average shares method.

4  Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

5  Not Annualized.

6  The impact of compensating balance arrangements, if any, was less than 0.01%.

7  As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 1.05%. Prior to November 10, 2014, this limitation was 1.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees' consent.

8  Annualized.

9  Reflects fee waivers and/or expense reimbursements.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2015 Semi-Annual Report

1919 Maryland Tax-Free Income Fund
Letter to Shareholders

Dear Shareholder,

A spike in municipal bond issuance, a stronger domestic economy and higher global bond yields all contributed to a steady increase in municipal interest rates over the first half of the year. The 10-year AAA-rated General Obligations yield jumped 0.24% over the period, closing out the first half of the year at 2.28%. Municipal debt issuance, up 40.2% through June versus the same period in 2014, combined with persistent mutual fund outflows to create excess supply and drive prices downward. The Maryland market likewise saw a jump in issuance, as 68% more bonds were issued in 2015 versus the same period last calendar year. Demand could not keep pace. The last week of June saw retail investors withdraw $1.2 billion from municipal mutual funds according to Lipper data, the highest weekly outflow since January 2014.

As investors were selling, many states and localities were attempting to lock in low interest rates with longer maturity issuance, flooding the market with volume. As a result, the Barclays Municipal Bond Index, a proxy for the entire municipal market, posted a loss of -0.89% for the second quarter, nearly erasing the first quarter's 1.01% gain and bringing the year-to-date return to a paltry 0.11%. The overall Maryland municipal bond market fared a bit worse, as the average Maryland Fund lost -0.57% according to Lipper data. The conservative maturity stance of the 1919 Maryland Tax-Free Income Fund was helpful in the difficult environment. For the six months ended June 30, 2015, the A-shares posted a gain of 0.08% and the Institutional share class posted a gain of 0.21%.

The quarter ended on a turbulent note, spurred not only due to concerns surrounding Greece's solvency but by comments made by Puerto Rico Governor Garcia Padilla. The Governor's claim that $72 billion of Puerto Rican debt, across an array of issuers, was deemed "not payable" resulted in a collapse in pricing. We find it difficult to lump all of the debt together given the specific bond covenants and revenue streams backing each issue, as well as the work the Puerto Rico Electric Power Authority (PREPA) has done over the past year as they work towards a comprehensive restructuring. Over the next few months, the Commonwealth and its public authorities will work towards a solution and the bond prices may continue to experience

1919 Funds 2015 Semi-Annual Report

pressure. The silver lining to the dysfunction is that it has remained isolated to the island and has not caused contagion throughout the rest of the municipal market. The market as a whole saw an increase in prices on the last two trading days of the month, instilling faith in the credit worthiness of the majority of states and localities.

The second half of the year should bring clarity to monetary policy and the future of certain distressed issuers such as Puerto Rico. We expect heightened volatility until rates resume their upward ascent later this year in anticipation of tighter monetary policy engineered by the Federal Reserve. We look at higher interest rates as an opportunity to enhance the income component of total return and are positioning the Fund accordingly. By moving towards a barbell term structure, shorter maturities serve as a surrogate for cash to be reinvested when interest rates are meaningfully higher while longer maturities augment the Fund's embedded yield. Issuance may also slow as rates rise, which requires discovering opportunities in the secondary market and utilizing our credit resources to find value in less well-known issuers.

Sincerely,

R. Scott Pierce, CFA
Portfolio Manager
1919 Investment Counsel, LLC

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. Bonds are subject to a variety of risks, including interest rate, credit and inflation risks. As interest rates rise, bond prices fall, reducing the value of a fixed-income investment. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties and public perceptions, and other factors. As a "non-diversified" fund, an investment in the Fund will entail greater price risk than an investment in a diversified fund because a higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio. Please see the Fund's prospectus for a more complete discussion of these and other risks, and the Fund's investment strategies.

Must be preceded or accompanied by the Prospectus.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please refer to the Schedule of Investments in this report for a complete list of Fund holdings.

1919 Investment Counsel is the Adviser to the 1919 Funds, which are distributed by Quasar Distributors, LLC.

1919 Funds 2015 Semi-Annual Report

Fund performance (unaudited)

Total Returns as of June 30, 2015

6 Months
1919 Maryland Tax-Free Income Fund
With Sales Charge†
Class A	-4.18%
Class C	-1.18
Without Sales Charge
Class A	0.08
Class C	-0.20
Class I	0.21
Barclays Municipal Bond Index(i)	0.11

†  Class A Shares have a maximum initial sales charge of 4.25% and Class C Shares have a contingent deferred sales charge (CDSC) of 1.00% for shares redeemed within one year of purchase.

As of the Fund's current prospectus dated April 30, 2015, the gross total annual operating expense ratios for Class A, Class C and Class I were 0.91%, 1.48% and 0.83%, respectively. The total net annual operating expense ratios for Class A, Class C and Class I were 0.75%, 1.30% and 0.60%(ii), respectively. Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Fund returns assume the reinvestment of all distributions, at net asset value and the deduction of all Fund expenses. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-844-828-1919.

As of November 7, 2014, the Fund assumed the performance, financial and other historic information of the Legg Mason Investment Counsel Maryland Tax-Free Income Trust. Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please refer to the Schedule of Investments in this report for a complete list of Fund holdings.

(i)  The Barclays Municipal Bond Index is a market value weighted index of investment grade municipal bonds with maturities of one year or more.

(ii)  The advisor has contractually agreed to waive fees and reimburse operating expenses through December 31, 2016.

The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

1919 Funds 2015 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2015 and held for the six months ended June 30, 2015. The hypothetical example is based on a six-month period ended June 30, 2015.

Actual expenses

The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

Hypothetical example for comparison purposes

The table below titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Actual Performance1

	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	0.08%	$1,000.00	$1,000.80	0.75%	$3.72
Class C	-0.20	1,000.00	998.00	1.30	6.44
Class I	0.21	1,000.00	1,002.10	0.60	2.98

Hypothetical Performance1

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	5.00%	$1,000.00	$1,021.08	0.75%	$3.76
Class C	5.00	1,000.00	1,018.35	1.30	6.51
Class I	5.00	1,000.00	1,021.82	0.60	3.01

1  For the six months ended June 30, 2015.

2  Assumes the reinvestment of all distributions at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge ("CDSC") with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

3  Expenses (net of fee waivers and/or expense reimbursements) are equal to each class' annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

1919 Funds 2015 Semi-Annual Report

Fund at a glance (unaudited)

Investment breakdown (%) as a percent of total investments

1919 Funds 2015 Semi-Annual Report

Schedule of investments (Unaudited)

June 30, 2015

1919 Maryland Tax-Free Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 96.5%
Education — 20.5%
City of Annapolis, Maryland, EDR and Refunding Revenue Bonds:
St. John's College Facility	5.500%	10/1/18	$115,000	$115,158
St. John's College Facility	5.500%	10/1/23	490,000	490,661
St. John's College Facility	5.000%	10/1/27	1,135,000	1,194,009
St. John's College Facility	5.000%	10/1/36	2,465,000	2,539,985
Maryland State EDC, Student Housing Revenue Bonds:
Frostburg State University Project	4.000%	10/1/18	500,000	524,750
Frostburg State University Project	4.000%	10/1/19	500,000	525,225
Frostburg State University Project	4.000%	10/1/20	500,000	525,780
Salisbury University Project	5.000%	6/1/27	455,000	496,824
Senior Morgan State University Project	5.000%	7/1/27	1,870,000	2,008,922
University of Maryland, College Park Projects	5.000%	7/1/31	500,000	531,930
University of Maryland, College Park Projects	5.750%	6/1/33	500,000	524,295
University of Maryland, College Park Projects	5.800%	6/1/38	1,500,000	1,562,385
Maryland State EDC, Utility Infrastructure Revenue:
College of Notre Dame of Maryland	4.000%	10/1/25	1,645,000	1,713,563
Johns Hopkins University	5.000%	7/1/21	2,000,000	2,364,140
Maryland Institute College of Art	5.000%	6/1/36	5,000,000	5,299,800
Maryland Institute College of Art	5.000%	6/1/42	800,000	844,112
University of Maryland, College Park Project	5.000%	7/1/16	3,700,000	3,860,210
Westminster, Maryland, Education Facilities Refunding Revenue Bonds, McDaniel College Inc.	5.000%	11/1/31	3,500,000	3,598,455
Total Education				28,720,204
Health Care — 16.4%
Maryland State Health & Higher EFA Revenue Bonds:
Carroll Hospital Center Inc.	5.000%	7/1/21	1,005,000	1,129,017
Helix Health Issue, AMBAC	5.250%	8/15/38	3,000,000	3,422,550
Mercy Medical Center Inc.	5.500%	7/1/42	3,445,000	3,631,685
Refunding, Mercy Ridge	4.750%	7/1/34	3,200,000	3,251,488
Suburban Hospital	5.500%	7/1/16	500,000	501,800
The Johns Hopkins Hospital Issue	0.000%	7/1/19	4,000,000	3,444,560
University of Maryland Medical System	5.000%	7/1/34	1,000,000	1,091,110
University of Maryland Medical System	5.125%	7/1/39	1,000,000	1,084,750
Washington County Hospital Association	5.000%	1/1/17	500,000	526,610
Washington County Hospital Issue	4.750%	1/1/16	1,000,000	1,018,290
Washington County Hospital Issue	5.250%	1/1/23	500,000	536,950
Washington County Hospital Issue	5.750%	1/1/38	2,000,000	2,164,280

1919 Funds 2015 Semi-Annual Report

Schedule of investments (Unaudited) (cont'd)

June 30, 2015

1919 Maryland Tax-Free Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Health Care — continued
Washington County Hospital Issue	6.000%	1/1/43	$1,000,000	$1,089,410
Total Health Care				22,892,500
Housing — 9.4%
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds	4.500%	9/1/29	2,490,000	2,578,296
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds	4.750%	9/1/29	1,000,000	1,042,890
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds	5.050%	9/1/39	1,980,000	2,053,379
Maryland State Community Development Administration, Department of Housing and Community Development:
Local Government Infrastructure, Senior Lien	4.000%	6/1/30	4,485,000	4,847,343
Local Government Infrastructure, Subordinate Lien	4.000%	6/1/30	1,000,000	1,080,790
Montgomery County, Maryland, Revenue Bonds:
Housing Opportunities Commission, Single Family Mortgage	4.875%	7/1/25	1,000,000	1,043,580
Housing Opportunities Commission, Single Family Mortgage	5.000%	7/1/27	585,000	592,131
Total Housing				13,238,409
Industrial Revenue — 2.8%
Maryland EDC, EDR, Lutheran World Relief Inc. and Immigration and Refugee Service	5.250%	4/1/29	565,000	592,301
Maryland IDA, Refunding Revenue Bonds, American Center for Physics Headquarters Facility	5.250%	12/15/15	320,000	321,126
Puerto Rico Commonwealth Government Development Bank, NATL	4.750%	12/1/15	3,000,000	3,000,000
Total Industrial Revenue				3,913,427
Leasing — 1.5%
IDA of Prince George's County, Maryland, Subordinated Lease Revenue Bonds:
Upper Marlboro Justice Center Expansion Project, NATL	5.000%	6/30/19	1,000,000	1,003,150
Montgomery County, MD, Lease Revenue, Metrorail Garage Project	5.000%	6/1/24	1,000,000	1,158,380
Total Leasing				2,161,530
Local General Obligation — 5.2%
Anne Arundel County, Maryland, GO Bonds, Water & Sewer	4.000%	4/1/27	1,150,000	1,252,028

1919 Funds 2015 Semi-Annual Report

1919 Maryland Tax-Free Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Local General Obligation — continued
Baltimore County, Maryland, GO Bonds	4.000%	8/1/23	$1,270,000	$1,397,660
Howard County, Maryland, GO Bonds, Consolidated Public Improvement Project and Refunding Bonds	5.000%	8/15/19	1,000,000	1,151,440
Howard County, Maryland, GO Bonds, Consolidated Public Improvement Project and Refunding Bonds	3.000%	2/15/29	3,000,000	2,914,770
Queen Anne's County, Maryland, Public Facilities Refunding Bonds, NATL	5.000%	11/15/16	500,000	508,555
Total Local General Obligation				7,224,453
Power — 2.2%
Puerto Rico Electric Power Authority, Power Revenue	5.000%	7/1/16	2,000,000	1,135,180
Puerto Rico Electric Power Authority, Power Revenue	5.000%	7/1/28	3,740,000	2,039,534
Total Power				3,174,714
Pre-Refunded/Escrowed to Maturity — 17.7%
Anne Arundel County, Maryland, GO Bonds, Consolidated General Improvement Bonds	4.500%	3/1/23	1,000,000	1,064,720	(a)
Baltimore County, Maryland, GO Bonds, Metropolitan District Bonds, 70th Issue	4.250%	9/1/26	1,000,000	1,045,060	(a)
Baltimore County, Maryland, Revenue Bonds, Catholic Health Initiatives	5.000%	9/1/20	1,050,000	1,101,366	(a)
City of Baltimore, Maryland, Mayor and City Council of Baltimore, Project and Refunding Revenue Bonds, Water Projects	5.000%	7/1/24	3,800,000	4,517,022	(b)
City of Baltimore, Maryland, Mayor and City Council of Baltimore, Project and Refunding Revenue Bonds, Water Projects, AGM	5.000%	7/1/33	1,485,000	1,657,928	(a)
City of Baltimore, Maryland, Project Revenue Bonds, Water Projects, AMBAC	5.000%	7/1/23	1,000,000	1,084,040	(a)
Maryland State Health & Higher EFA Revenue Bonds:
Anne Arundel Health System	6.750%	7/1/29	2,000,000	2,427,300	(a)
College of Notre Dame of Maryland Issue, NATL	5.300%	10/1/18	925,000	993,247	(b)
Howard County General Hospital Issue	5.500%	7/1/21	2,535,000	2,642,053	(b)
Loyola College Issue	5.000%	10/1/40	1,000,000	1,011,540	(a)
Peninsula Regional Medical Center Issue	5.000%	7/1/19	1,000,000	1,045,430	(a)
Peninsula Regional Medical Center Issue	5.000%	7/1/26	2,435,000	2,545,622	(a)
University of Maryland Medical System	5.000%	7/1/41	1,000,000	1,045,430	(a)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.500%	8/1/28	15,000	17,515	(a)
University System of Maryland Auxiliary Facility and Tuition Revenue Bonds	5.000%	10/1/21	2,500,000	2,642,275	(a)
Total Pre-Refunded/Escrowed to Maturity				24,840,548

1919 Funds 2015 Semi-Annual Report

Schedule of investments (Unaudited) (cont'd)

June 30, 2015

1919 Maryland Tax-Free Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Special Tax Obligation — 3.6%
Frederick County, MD, Special Obligation, Urbana Community Development Authority	5.000%	7/1/30	$3,000,000	$3,234,120
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.500%	8/1/23	290,000	168,313
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.500%	8/1/28	1,985,000	1,091,750
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	6.000%	8/1/39	1,000,000	552,500
Total Special Tax Obligation				5,046,683
Transportation — 4.1%
Maryland State Department of Transportation, Consolidated Transportation Revenue Bonds	5.000%	2/15/25	5,000,000	5,791,950
Water & Sewer — 13.1%
City of Baltimore, Maryland, Mayor and City Council of Baltimore, Project and Refunding Revenue Bonds:
Wastewater Projects, FGIC	5.000%	7/1/22	1,910,000	2,111,983
Water Projects, FGIC	5.000%	7/1/24	1,890,000	2,093,855
City of Baltimore, Maryland, Project Revenue Bonds, Water Projects, AGM	5.000%	7/1/33	2,515,000	2,768,009
Washington Suburban Sanitary District, Maryland, Montgomery and Prince George's Counties, Water Supply Refunding Bonds	5.250%	6/1/16	1,650,000	1,723,425
Washington Suburban Sanitary District, Maryland, Montgomery and Prince George's Counties, Water Supply Refunding Bonds	5.750%	6/1/17	2,000,000	2,191,360
Washington Suburban Sanitary District, Maryland, Montgomery and Prince George's Counties, Water Supply Refunding Bonds	6.000%	6/1/18	2,705,000	3,096,008
Washington Suburban Sanitary District, Maryland, Montgomery and Prince George's Counties, Water Supply Refunding Bonds	6.000%	6/1/19	3,665,000	4,336,831
Total Water & Sewer				18,321,471
Total Investments — 96.5% (Cost — $128,092,785)				135,325,889
Other Assets in Excess of Liabilities — 3.5%				4,855,659
Total Net Assets — 100.0%				$140,181,548

(a)  Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(b)  Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

1919 Funds 2015 Semi-Annual Report

1919 Maryland Tax-Free Income Fund

Abbreviations used in this schedule:

AGM  — Assured Guaranty Municipal Corporation — Insured Bonds

AMBAC  — American Municipal Bond Assurance Corporation — Insured Bonds

EDC  — Economic Development Corporation

EDR  — Economic Development Revenue

EFA  — Educational Facilities Authority

FGIC  — Financial Guaranty Insurance Company — Insured Bonds

GO  — General Obligation

IDA  — Industrial Development Authority

NATL  — National Public Finance Guarantee Corporation — Insured Bonds

Ratings table*

Standard & Poor's/Moody's/Fitch**
AAA/Aaa	30.8%
AA/Aa	25.2
A	11.5
BBB/Baa	17.7
CCC/Caa	1.3
CC/Ca	2.4
NR	11.1
100.0%

*  As a percentage of total investments.

**  The ratings shown are based on each portfolio security's rating as determined by Standard & Poor's, Moody's or Fitch, each a Nationally Recognized Statistical Rating Organization ("NRSRO"). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

The Accompanying Notes are an Integral Part of the Financial Statements.

1919 Funds 2015 Semi-Annual Report

1919 Maryland Tax-Free Income Fund

Statement of assets and liabilities

June 30, 2015 (Unaudited)

Assets:
Investments in securities at value (cost $128,092,785)	$135,325,889
Cash	3,413,227
Receivable for Fund shares sold	19,981
Interest receivable	2,141,530
Prepaid expenses	28,372
Total Assets	140,928,999
Liabilities:
Payable for Fund shares repurchased	489,348
Distributions payable	51,237
Investment management fee payable	35,958
Service and/or distribution fees payable	59,965
Trustees' fees payable	3,214
Accrued other expenses	107,729
Total Liabilities	747,451
Net Assets	$140,181,548
Components of Net Assets:
Paid-in capital	$133,862,998
Undistributed net investment income	24,553
Accumulated net realized loss on investments	(939,107)
Net unrealized appreciation on investments	7,233,104
Net Assets	$140,181,548
Class A:
Net Assets	$97,925,732
Shares Issued and Outstanding	6,058,642
Net Asset Value and Redemption Price	$16.16
Maximum Public Offering Price (based on maximum initial sales charge of 4.25%)	$16.88
Class C:
Net Assets	$24,342,461
Shares Issued and Outstanding	1,506,105
Net Asset Value, Redemption Price* and Offering Price Per Share	$16.16
Class I:
Net Assets	$17,913,355
Shares Issued and Outstanding	1,107,921
Net Asset Value, Redemption Price and Offering Price Per Share	$16.17

*  Redemption price per share of Class C shares is NAV reduced by a 1.00% CDSC if shares are redeemed within one year of purchase. (See Note 2.)

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2015 Semi-Annual Report

1919 Maryland Tax-Free Income Fund

Statement of operations

For the Six Months Ended June 30, 2015 (Unaudited)

Investment Income:
Interest Income	$3,255,030
Expenses:
Investment management fee (Note 3)	398,782
Service and/or distribution fees (Note 6)	165,047
Administration and fund accounting fees	50,285
Transfer agent fees and expenses (Note 6)	48,473
Shareholder reporting fees	22,249
Registration fees	17,081
Audit fees	9,917
Trustees' fees	7,152
Legal fees	6,417
Compliance Fee	3,311
Custody fees	3,003
Insurance fees	2,237
Miscellaneous	4,188
Total Expenses	738,142
Expenses waived by the Adviser	(138,060)
Net Expenses	600,082
Net Investment Income	2,654,948
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain on Investments	61,541
Net Change in Unrealized Appreciation/Depreciation on Invetments	(2,554,424)
Net Realized and Unrealized Loss on Investments	(2,492,883)
Net Increase in Net Assets Resulting From Operations	$162,065

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2015 Semi-Annual Report

1919 Maryland Tax-Free Income Fund

Statements of changes in net assets

For the Six Months Ended June 30, 2015 (Unaudited)/ the Period Ended December 31, 2014*/ and the Year Ended March 31, 2014	2015	2014*	2014
Increase (Decrease) in Net Assets from: Operations:
Net investment income	$2,654,948	$4,391,704	$6,410,637
Net realized gain (loss) on investments	61,541	197,531	(779,517)
Net change in unrealized appreciation/depreciation on investments	(2,554,424)	1,195,718	(8,512,778)
Net Increase (Decrease) in Net Assets Resulting From Operations	162,065	5,784,953	(2,881,658)
Distributions to shareholders:
From net investment income:
Class A	(1,883,498)	(3,121,405)	(4,673,908)
Class C	(407,977)	(660,167)	(959,578)
Class I	(363,473)	(607,036)	(777,191)
Total Distributions to Shareholders	(2,654,948)	(4,388,608)	(6,410,677)
Capital Transactions:
Net proceeds from shares sold:	4,871,515	11,754,055	12,902,680
Reinvestment of distributions:	2,329,035	3,867,343	5,743,022
Cost of shares repurchased:	(15,623,682)	(30,019,058)	(57,572,955)
Net Decrease in Net Assets From Capital Transactions	(8,423,132)	(14,397,660)	(38,927,253)
Total Decrease in Net Assets	(10,916,015)	(13,001,315)	(48,219,588)
Net Assets:
Beginning of period	151,097,563	164,098,878	212,318,466
End of period	$140,181,548	$151,097,563	$164,098,878
Undistributed net investment income	$24,553	$24,553	$21,457

*  For the period April 1, 2014 through December 31, 2014 (See Note 1).

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2015 Semi-Annual Report

1919 Maryland Tax-Free Income Fund

Financial highlights

For a share of beneficial interest outstanding through each period ended December 31, unless otherwise noted:

Class A Shares	2015*	2014[1]	2014[2]	2013[2]	2012[2]	2011[2]	2010[2]
Net asset value, beginning of period	$16.45	$16.31	$17.07	$16.99	$15.82	$16.50	$15.58
Income (Ioss) from investment operations:
Net investment income[3]	0.30	0.46	0.59	0.57	0.64	0.64	0.63
Net realized and unrealized gain (loss) on investments	(0.29)	0.14	(0.76)	0.08	1.17	(0.68)	0.92
Total income (Ioss) from investment operations	0.01	0.60	(0.17)	0.65	1.81	(0.04)	1.55
Less distributions:
From net investment income	(0.30)	(0.46)	(0.59)	(0.57)	(0.64)	(0.64)	(0.63)
Total distributions	(0.30)	(0.46)	(0.59)	(0.57)	(0.64)	(0.64)	(0.63)
Net asset value, end of period	$16.16	$16.45	$16.31	$17.07	$16.99	$15.82	$16.50
Total return[4]	0.08%[5]	3.74%[5]	(0.94)%	3.84%	11.63%	(0.32)%	10.08%
Supplemental data and ratios:
Net assets, end of period (in thousands)	$97,926	$103,501	$117,797	$150,828	$150,467	$145,959	$168,589
Ratios to average net assets
Gross expenses	0.94%[6]	0.91%[6]	0.83%	0.85%	0.85%	0.84%	0.89%
Net Expenses[7,8,9]	0.75[6]	0.75[6]	0.64	0.63	0.64	0.63	0.65
Net investment income	3.74[6]	3.75[6]	3.59	3.30	3.88	3.88	3.88
Portfolio turnover rate	2%[5]	1%[5]	8%	13%	4%	15%	6%

*  For the six months ended June 30, 2015 (unaudited).

1  For the period ended April 1, 2014 through December 31, 2014. See Note 1.

2  For the year ended March 31.

3  Per share amounts have been calculated using the average shares method.

4  Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

5  Not Annualized.

6  Annualized.

7  As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.75%. Prior to January 1, 2014, the ratio of expenses did not exceed 0.70%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees' consent.

8  Reflects fee waivers and/or expense reimbursements.

9  The impact of compensating balance arrangements, if any, was less than 0.01%.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2015 Semi-Annual Report

1919 Maryland Tax-Free Income Fund

Financial highlights (cont'd)

For a share of beneficial interest outstanding through each period ended December 31, unless otherwise noted:

Class C Shares	2015*	2014[1]	2014[2]	2013[2]	2012[2]	2011[2]	2010[2]
Net asset value, beginning of period	$16.45	$16.31	$17.07	$16.99	$15.82	$16.50	$15.58
Income (loss) from investment operations:
Net investment income[3]	0.26	0.39	0.49	0.47	0.54	0.54	0.52
Net realized and unrealized gain (loss) on investments	(0.29)	0.14	(0.76)	0.08	1.17	(0.68)	0.94
Total income (loss) from investment operations	(0.03)	0.53	(0.27)	0.55	1.71	(0.14)	1.46
Less distributions:
From net investment income	(0.26)	(0.39)	(0.49)	(0.47)	(0.54)	(0.54)	(0.54)
Total distributions	(0.26)	(0.39)	(0.49)	(0.47)	(0.54)	(0.54)	(0.54)
Net asset value, end of period	$16.16	$16.45	$16.31	$17.07	$16.99	$15.82	$16.50
Total return[4]	(0.20)%[5]	3.31%[5]	(1.53)%	3.24%	10.96%	(0.90)%	9.44%
Supplemental data and ratios:
Net assets, end of period (in thousands)	$24,342	$26,904	$28,678	$37,692	$33,068	$28,186	$21,000
Ratios to average net assets
Gross expenses	1.49%[6]	1.48%[6]	1.44%	1.44%	1.45%	1.43%	1.52%
Net Expenses[7,8,9]	1.30[6]	1.30[6]	1.24	1.21	1.24	1.21	1.20
Net investment income	3.19[6]	3.20[6]	2.99	2.71	3.27	3.31	3.22
Portfolio turnover rate	2%[5]	1%[5]	8%	13%	4%	15%	6%

*  For the six months ended June 30, 2015 (unaudited).

1  For the period ended April 1, 2014 through December 31, 2014. See Note 1.

2  For the year ended March 31.

3  Per share amounts have been calculated using the average shares method.

4  Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

5  Not Annualized.

6  Annualized.

7  As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.30%. Prior to January 1, 2014, the ratio of expenses did not exceed 1.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees' consent.

8  Reflects fee waivers and/or expense reimbursements.

9  The impact of compensating balance arrangements, if any, was less than 0.01%.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2015 Semi-Annual Report

For a share of beneficial interest outstanding through each period ended December 31, unless otherwise noted:

Class I Shares	2015*	2014[1]	2014[2]	2013[2]	2012[2]	2011[2]	2010[2]
Net asset value, beginning of period	$16.45	$16.31	$17.08	$17.00	$15.82	$16.51	$15.58
Income (loss) from investment operations:
Net investment income[3]	0.32	0.48	0.62	0.60	0.67	0.67	0.66
Net realized and unrealized gain (loss) on investments	(0.28)	0.14	(0.77)	0.08	1.18	(0.69)	0.94
Total Income (Loss) from Investment operations	0.04	0.62	(0.15)	0.68	1.85	(0.02)	1.60
Less distributions:
From net investment income	(0.32)	(0.48)	(0.62)	(0.60)	(0.67)	(0.67)	(0.67)
Total distributions	(0.32)	(0.48)	(0.62)	(0.60)	(0.67)	(0.67)	(0.67)
Net asset value, end of period	$16.17	$16.45	$16.31	$17.08	$17.00	$15.82	$16.51
Total return[4]	0.21%[5]	3.85%[5]	(0.85)%	4.02%	11.90%	(0.21)%	10.38%
Supplemental data and ratios:
Net assets, end of period (in thousands)	$17,913	$20,693	$17,624	$23,798	$20,632	$12,815	$8,221
Ratios to average net assets
Gross expenses	0.79%[6]	0.83%[6]	0.92%	0.79%	0.71%	0.78%	0.90%
Net Expenses[7,8,9]	0.60[6]	0.60[6]	0.48	0.45	0.45	0.45	0.45
Net investment income	3.88[6]	3.90[6]	3.74	3.48	4.04	4.08	4.04
Portfolio turnover rate	2%[5]	1%[5]	8%	13%	4%	15%	6%

*  For the six months ended June 30, 2015 (unaudited).

1  For the period ended April 1, 2014 through December 31, 2014. See Note 1.

2  For the year ended March 31.

3  Per share amounts have been calculated using the average shares method.

4  Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

5  Not Annualized.

6  Annualized.

7  As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.60%. Prior to January 1, 2014, the ratio of expenses did not exceed 0.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees' consent.

8  Reflects fee waivers and/or expense reimbursements.

9  The impact of compensating balance arrangements, if any, was less than 0.01%.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2015 Semi-Annual Report

1919 Socially Responsive Balanced Fund
Letter to Shareholders

Dear Shareholder,

We are pleased to bring you the semi-annual report on the 1919 Socially Responsive Balanced Fund through June 30, 2015.

Throughout the first half of the year, the Fund took a variety of measures to respond to changing market conditions. We increased exposure to the Information Technology, Health Care, and Consumer Discretionary sectors and decreased exposure to the Consumer Staples, Energy, and Industrials sectors. Throughout the first half of 2015, we maintained our overweight positions to the Health Care and Information Technology sectors and our underweight positions to the Telecommunication and Utilities sectors.

In the fixed-income portion of the Fund, we continued to purchase bonds that mature in the very near term along with those maturing in 7-12 years driven by our expectation for a flatter curve going into year-end. While we are forecasting higher rates going forward, we do believe the ascent will be slow and gradual. Previously, we favored spread sectors to pick up additional yield to Treasuries to help cushion the negative impact of rising rates. However, the potential for further deterioration in liquidity conditions have led us to a preference for Treasuries and higher quality securities.

Our stock selection in the Consumer Staples, Health Care, and Information Technology sectors contributed to relative performance of the Fund. In terms of sector positioning, our overweighting in the Health Care, Consumer Staples, and Information Technology and underweighting the Energy and Utilities sectors also enhanced returns. On an individual stock basis the largest contributors to performance were: Novo Nordisk, Yum! Brands, UnitedHealth Group, Apple, and Estee Lauder.

The leading contributor to performance in the fixed-income portion of the Fund was our selection of corporate bonds, more specifically in the finance sector. The other significant contributor to performance was the term structure of the portfolio, which is still overweight the 5-7 year area despite the more recent purchases of longer-dated paper. On an individual security basis, the largest contributors to return were U.S. Treasury 2.625% 8/20, Petrobras International Finance Co. 3.5% 2/17, FHLMC 2.375% 1/22, Rabobank 4.5% 1/21 and Medtronic 4.125% 3/21.

1919 Funds 2015 Semi-Annual Report

In the equity portion of the Fund, our stock selection in the Financials, Industrials, Energy and Consumer Discretionary sectors detracted from relative results. In terms of sector positioning, our overweighting of Consumer Staples and our underweighting of the Telecommunication sector also detracted from performance. On an individual stock basis, the largest detractors from performance were: Delta Air Lines, National Oilwell Varco, Union Pacific, QUALCOMM, and NetApp.

In the fixed-income portion of the Fund, the leading detractors were the underweight to Treasuries and overweight to Industrials in the Corporate sector. On an individual security basis, the largest detractors from performance were Comcast Corporation 5.65% 6/35, Norfolk South Corporation 7.25% 2/31, U.S. Treasury 3.5% 2/39, Potash Corporation of Saskatchewan 5.875% 12/36 and National Rural Utilities Cooperative Finance 8% 3/32.

Thank you for your investment in the 1919 Socially Responsive Balanced Fund. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund's investment and social goals.

Sincerely,

Ronald T. Bates
Portfolio Manager (Equity Portion)
1919 Investment Counsel, LLC

Aimee M. Eudy
Portfolio Manager (Fixed-Income Portion)
1919 Investment Counsel, LLC

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. Stock prices are subject to market fluctuations and fixed-income securities are subject to credit and market risks. As interest rates rise, bond prices fall, reducing the value of the Fund's share price. Also, because the Fund uses a social awareness criterion, there may be a smaller universe of investments. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund's prospectus for a more complete discussion of these and other risks, and the Fund's investment strategies.

Must be preceded or accompanied by the Prospectus.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please refer to the Schedule of Investments in this report for a complete list of Fund holdings.

1919 Investment Counsel is the Adviser to the 1919 Funds, which are distributed by Quasar Distributors, LLC.

1919 Funds 2015 Semi-Annual Report

Fund performance (unaudited)

Total Returns as of June 30, 2015

6 Months
1919 Socially Responsive Balanced Fund
With Sales Charges†
Class A	-5.71%
Class B	-5.36
Class C	-1.36
Without Sales Charges
Class A	0.05
Class B	-0.37
Class C	-0.36
Class I	0.13
S&P 500 Index(i)	1.23
Barclays U.S. Aggregate Index(ii)	-0.10
Blended S&P 500 Index (70%) and Barclays U.S. Aggregate Index (30%)(iii)	0.91

†  Class A Shares have a maximum initial sales charge of 5.75%. Class B Shares have a Contingent Deferred Sales Charges (CDSC) of 5.00%, which applies if redemption occurs within 12 months from purchase payment. The CDSC declines by 1.00% per year until no CDSC is incurred. Class C Shares have a CDSC of 1.00% for shares redeemed within one year of purchase.

As of the Fund's current prospectus dated April 30, 2015, the gross total annual operating expense ratios for Class A, Class B, Class C and Class I were 1.23%, 2.43%, 1.98% and 1.02%, respectively. The total net annual operating expense ratios for Class A, Class B, Class C and Class I were 1.23%, 2.39%, 1.98% and 1.00%(iv), respectively. Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Fund returns assume the reinvestment of all distributions, at net asset value and the deduction of all Fund expenses. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-844-828-1919.

As of November 7, 2014, the Fund assumed the performance, financial and other historic information of the Legg Mason Investment Counsel Social Awareness Fund. Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please refer to the Schedule of Investments in this report for a complete list of Fund holdings.

(i)  The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

(ii)  The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

(iii)  The Blended S&P 500 Index (70%) and Barclays U.S. Aggregate Index (30%) has been prepared to parallel the targeted allocation of investments between equity and fixed-income securities. It consists of 70% of the performance of the S&P 500 Index and 30% of the Barclays Capital U.S. Aggregate Index.

(iv)  The advisor has contractually agreed to waive fees and reimburse operating expenses through December 31, 2016.

The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

1919 Funds 2015 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2015 and held for the six months ended June 30, 2015. The hypothetical example is based on a six-month period ended June 30, 2015.

Actual expenses

The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

Hypothetical example for comparison purposes

The table below titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Actual Performance1

	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	0.05%	$1,000.00	$1,000.50	1.16%	$5.75
Class B	-0.37	1,000.00	996.30	1.91	9.45
Class C	-0.36	1,000.00	996.40	1.91	9.45
Class I	0.13	1,000.00	1,001.30	0.91	4.52

Hypothetical Performance1

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	5.00%	$1,000.00	$1,019.04	1.16%	$5.81
Class B	5.00	1,000.00	1,015.32	1.91	9.54
Class C	5.00	1,000.00	1,015.32	1.91	9.54
Class I	5.00	1,000.00	1,020.28	0.91	4.56

1  For the six months ended June 30, 2015.

2  Assumes the reinvestment of all distributions at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge ("CDSC") with respect to Class B and Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

3  Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class' annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

1919 Funds 2015 Semi-Annual Report

Fund at a glance (unaudited)

Investment breakdown (%) as a percent of total investments

1919 Funds 2015 Semi-Annual Report

Schedule of investments (Unaudited)

June 30, 2015

1919 Socially Responsive Balanced Fund

Security	Shares	Value
Common Stocks — 68.0%
Consumer Discretionary — 9.6%
BorgWarner Inc.	42,850	$2,435,594
Target Corp.	23,045	1,881,163
TJX Cos Inc.	31,630	2,092,957
VF Corp.	34,850	2,430,439
Whirlpool Corp.	8,300	1,436,315
Yum! Brands Inc.	25,925	2,335,324
Total Consumer Discretionary		12,611,792
Consumer Staples — 7.2%
CVS Health Corp.	29,810	3,126,473
Estee Lauder Cos. Inc., Class A Shares	36,430	3,157,024
General Mills Inc.	27,720	1,544,559
PepsiCo Inc.	12,645	1,180,284
Procter & Gamble Co.	6,830	534,379
Total Consumer Staples		9,542,719
Energy — 3.5%
FMC Technologies Inc.	34,530	1,432,650	*
National Oilwell Varco Inc.	23,980	1,157,755
Noble Energy Inc.	46,080	1,966,694
Total Energy		4,557,099
Financials — 10.6%
ACE Ltd.	18,930	1,924,802
Crown Castle International Corp.	13,600	1,092,080
Discover Financial Services	37,900	2,183,798
Invesco Ltd.	45,750	1,715,167
Simon Property Group LP	6,580	1,138,472
T. Rowe Price Group Inc.	14,220	1,105,321
US Bancorp	54,080	2,347,072
Wells Fargo & Co.	43,690	2,457,126
Total Financials		13,963,838
Health Care — 12.5%
Alexion Pharmaceuticals Inc.	10,360	1,872,777	*
Cerner Corp.	36,990	2,554,529	*
CR Bard Inc.	8,630	1,473,141
Express Scripts Holding Co.	18,950	1,685,413	*
Gilead Sciences Inc.	12,200	1,428,376
Novo Nordisk A/S, ADR	38,710	2,119,760
Regeneron Pharmaceuticals Inc.	2,900	1,479,377	*
Shire PLC, ADR	6,250	1,509,313

1919 Funds 2015 Semi-Annual Report

Schedule of investments (Unaudited) (cont'd)

June 30, 2015

1919 Socially Responsive Balanced Fund

Security			Shares	Value
Health Care — continued
UnitedHealth Group Inc.			19,100	$2,330,200
Total Health Care				16,452,886
Industrials — 6.8%
Danaher Corp.			22,570	1,931,766
Delta Air Lines Inc.			45,890	1,885,161
Eaton Corp. PLC			15,290	1,031,922
Illinois Tool Works Inc.			13,650	1,252,934
Quanta Services Inc.			43,900	1,265,198	*
Union Pacific Corp.			16,090	1,534,503
Total Industrials				8,901,484
Information Technology — 14.3%
Apple Inc.			27,170	3,407,797
Cognizant Technology Solutions, Class A Shares			35,140	2,146,703	*
eBay Inc.			30,220	1,820,453	*
Google Inc., Class A Shares			2,597	1,351,764	*
Google Inc., Class C Shares			1,820	982,873	*
Ingenico, ADR			83,080	1,944,072
LinkedIn Corp., Class A Shares			8,770	1,812,145	*
QUALCOMM Inc.			13,610	852,394
Visa Inc., Class A Shares			33,390	2,242,139
VMware Inc., Class A Shares			26,400	2,263,536	*
Total Information Technology				18,823,876
Materials — 2.1%
Air Products & Chemicals Inc.			13,974	1,912,062
Potash Corp. of Saskatchewan Inc.			28,365	878,464
Total Materials				2,790,526
Utilities — 1.4%
American Water Works Co. Inc.			39,180	1,905,323
Total Utilities				1,905,323
Total Common Stocks (Cost — $60,687,032)				89,549,543
Security	Rate	Maturity Date	Face Amount	Value
Asset Backed Securities — 0.5%
Nelnet Student Loan Trust, 2008-2 A4	1.981%	6/26/34	$665,000	$690,604	(a)
Total Asset Backed Securities (Cost — $691,997)				690,604

1919 Funds 2015 Semi-Annual Report

1919 Socially Responsive Balanced Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — 0.9%
Commercial Mortgage Pass Through Certificates, 2007-C9 AAB	5.989%	12/10/49	$51,639	$51,913	(a)
Federal National Mortgage Association (GNMA), 53 CY	4.000%	6/25/41	134,002	142,969
Federal Home Loan Mortgage Corp. (FHLMC), 2837 ED	5.000%	8/15/19	2,265	2,288
Federal Home Loan Mortgage Corp. (FHLMC), 4003 WV	3.500%	4/15/22	342,917	358,212
Federal Home Loan Mortgage Corp. (FHLMC), 3835 BA	4.000%	8/15/38	283,627	302,173
Government National Mortgage Association (GNMA), 2009-93 PB	3.000%	12/16/38	161,998	166,219
Government National Mortgage Association (GNMA), 2010-56 BA	4.500%	2/20/36	68,548	70,067
Government National Mortgage Association (GNMA), 2010-43 QD, PAC	3.000%	11/20/37	111,251	113,466
Total Collateralized Mortgage Obligations (Cost — $1,215,225)				1,207,307
Corporate Bonds — 18.8%
Consumer Discretionary — 1.9%
Comcast Corp.	3.375%	2/15/25	210,000	207,928
Comcast Corp.	5.650%	6/15/35	600,000	680,927
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	4.450%	4/1/24	425,000	435,672
Ford Motor Credit Co. LLC	8.000%	12/15/16	350,000	381,557
Scripps Networks Interactive Inc.	2.750%	11/15/19	125,000	125,393
Thomson Reuters Corp.	1.300%	2/23/17	100,000	99,807
Viacom Inc.	2.500%	9/1/18	150,000	151,677
Viacom Inc.	4.500%	3/1/21	385,000	407,793
Total Consumer Discretionary				2,490,754
Consumer Staples — 0.5%
PepsiCo Inc.	5.000%	6/1/18	655,000	718,676
Energy — 0.9%
FMC Technologies Inc.	2.000%	10/1/17	125,000	124,898
ONEOK Partners LP	2.000%	10/1/17	150,000	150,394
Petrobras International Finance Co.	3.500%	2/6/17	675,000	669,418
Statoil ASA	3.125%	8/17/17	190,000	197,499
Total Energy				1,142,209

1919 Funds 2015 Semi-Annual Report

Schedule of investments (Unaudited) (cont'd)

June 30, 2015

1919 Socially Responsive Balanced Fund

Security	Rate	Maturity Date	Face Amount	Value
Financials — 8.9%
Aflac Inc.	4.000%	2/15/22	$400,000	$423,285
Bank of America Corp.	5.625%	10/14/16	1,000,000	1,054,377
Bank of America Corp.	1.350%	11/21/16	600,000	600,081
Bank of Montreal	1.400%	9/11/17	225,000	225,846
Bank of Nova Scotia	2.050%	10/7/15	250,000	251,069
Bank of Nova Scotia	2.050%	10/30/18	350,000	352,003
Barclays Bank PLC	5.000%	9/22/16	435,000	455,349
BlackRock Inc.	4.250%	5/24/21	400,000	437,473
Citigroup Inc.	5.500%	9/13/25	325,000	351,950
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.500%	1/11/21	1,000,000	1,091,552
Digital Realty Trust LP	5.250%	3/15/21	125,000	136,964
Goldman Sachs Group Inc.	1.374%	11/15/18	450,000	454,360	(a)
Government Properties Income Trust	3.750%	8/15/19	160,000	164,735
HCP Inc.	2.625%	2/1/20	750,000	743,227
Hospitality Properties Trust	4.650%	3/15/24	300,000	299,844
Intercontinental Exchange Inc.	2.500%	10/15/18	125,000	127,805
Intercontinental Exchange Inc.	4.000%	10/15/23	300,000	312,844
JPMorgan Chase & Co.	6.000%	1/15/18	200,000	220,377
Morgan Stanley	2.200%	12/7/18	425,000	427,640
Morgan Stanley	5.000%	11/24/25	220,000	230,776
National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	540,000	745,073
NYSE Euronext	2.000%	10/5/17	400,000	404,940
Simon Property Group LP	4.125%	12/1/21	250,000	268,738
State Street Corp.	3.700%	11/20/23	200,000	206,820
SunTrust Banks Inc.	3.600%	4/15/16	555,000	565,610
TD Ameritrade Holding Corp.	2.950%	4/1/22	325,000	322,533
Toyota Motor Credit Corp.	2.000%	9/15/16	400,000	405,968
Wells Fargo & Co.	4.600%	4/1/21	380,000	416,598
Total Financials				11,697,837
Health Care — 1.8%
Gilead Sciences Inc.	3.050%	12/1/16	375,000	385,861
Gilead Sciences Inc.	4.500%	4/1/21	400,000	439,200
Medtronic Inc.	4.125%	3/15/21	500,000	540,589
Pfizer Inc.	1.100%	5/15/17	475,000	476,531
UnitedHealth Group Inc.	1.400%	10/15/17	125,000	125,182
Wyeth LLC	5.500%	2/15/16	425,000	438,020
Total Health Care				2,405,383

1919 Funds 2015 Semi-Annual Report

1919 Socially Responsive Balanced Fund

Security	Rate	Maturity Date	Face Amount	Value
Industrials — 0.7%
Flowserve Corp.	4.000%	11/15/23	$150,000	$152,009
Norfolk Southern Corp.	7.250%	2/15/31	650,000	829,030
Total Industrials				981,039
Information Technology — 2.7%
Altera Corp.	2.500%	11/15/18	200,000	204,468
Apple Inc.	2.100%	5/6/19	525,000	530,576
Cisco Systems Inc.	2.125%	3/1/19	300,000	302,245
Intel Corp.	1.350%	12/15/17	350,000	350,002
KLA-Tencor Corp.	4.125%	11/1/21	420,000	431,450
Oracle Corp.	2.800%	7/8/21	400,000	405,206
Priceline Group Inc.	3.650%	3/15/25	260,000	253,626
QUALCOMM Inc.	3.450%	5/20/25	650,000	634,200
Texas Instruments Inc.	1.650%	8/3/19	400,000	394,592
Total Information Technology				3,506,365
Materials — 0.5%
Potash Corp. of Saskatchewan Inc.	5.875%	12/1/36	600,000	694,612
Telecommunication Services — 0.9%
AT&T Inc.	3.400%	5/15/25	550,000	525,623
Verizon Communications Inc.	2.036%	9/14/18	175,000	181,186	(a)
Verizon Communications Inc.	6.350%	4/1/19	400,000	457,483
Total Telecommunication Services				1,164,292
Total Corporate Bonds (Cost — $23,895,888)				24,801,167
Mortgage Backed Securities — 1.6%
Federal National Mortgage Association (FNMA)
Pool 490446	6.500%	3/1/29	34	40
Pool 808156	4.500%	2/1/35	54,006	58,414
Pool 891596	5.500%	6/1/36	2,021	2,267
Pool 190375	5.500%	11/1/36	14,591	16,383
Pool 916386	6.000%	5/1/37	71,596	81,436
Pool 946594	6.000%	9/1/37	94,496	107,333
Federal Home Loan Mortgage Corporation (FHLMC)
Gold Pool E01603	5.000%	3/1/19	137,221	145,767
Gold Pool G18082	5.000%	11/1/20	100,717	107,465
Gold Pool G12379	4.500%	6/1/21	115,564	121,227
Gold Pool J04311	6.000%	2/1/22	59,834	66,186
Gold Pool C91417	3.500%	1/1/32	243,517	254,221
Gold Pool A35826	5.000%	7/1/35	166,917	184,290
Gold Pool G08112	6.000%	2/1/36	205,601	234,559
Gold Pool G02564	6.500%	1/1/37	90,148	103,305

1919 Funds 2015 Semi-Annual Report

Schedule of investments (Unaudited) (cont'd)

June 30, 2015

1919 Socially Responsive Balanced Fund

Security	Rate	Maturity Date	Face Amount	Value
Mortgage Backed Securities — continued
Gold Pool G08179	5.500%	2/1/37	$92,272	$103,379
Gold Pool A65694	6.000%	9/1/37	78,350	88,709
General National Mortgage Association (GNMA)
Gold Pool 550763X	5.000%	12/15/35	293,491	326,796
Gold Pool 003922M	7.000%	11/20/36	37,649	45,114
Total Mortgage Backed Securities (Cost — $1,854,801)				2,046,891
Municipal Bonds — 0.3%
Pennsylvania — 0.3%
County of Montgomery PA, GO, Build America Bonds	5.400%	10/1/30	390,000	431,496
County of Montgomery PA, GO, Build America Bonds	5.400%	10/1/30	10,000	11,695	(b)
Total Municipal Bonds (Cost — $404,549)				443,191
U.S. Government & Agency Obligations — 7.5%
Federal Farm Credit Bank (FFCB)	2.070%	9/27/21	500,000	493,915
Federal Home Loan Bank (FHLB)	2.500%	7/5/22	500,000	491,912
Federal Home Loan Mortgage Corp (FHLMC)	3.750%	3/27/19	375,000	407,554
Federal Home Loan Mortgage Corp (FHLMC)	1.250%	10/2/19	245,000	241,829
Federal Home Loan Mortgage Corp (FHLMC)	2.375%	1/13/22	1,700,000	1,722,238
Federal National Mortgage Association (FNMA)	6.625%	11/15/30	303,000	428,889
United States Treasury Bonds	7.875%	2/15/21	425,000	564,154
United States Treasury Bonds	7.250%	8/15/22	450,000	607,430
United States Treasury Bonds	7.125%	2/15/23	300,000	407,086
United States Treasury Bonds	6.250%	8/15/23	165,000	215,376
United States Treasury Bonds	6.875%	8/15/25	100,000	141,539
United States Treasury Bonds	3.500%	2/15/39	718,000	774,206
United States Treasury Bonds	4.375%	11/15/39	204,000	250,952
United States Treasury Notes	3.625%	8/15/19	210,000	228,621
United States Treasury Notes	2.625%	8/15/20	2,629,000	2,749,358
United States Treasury Notes	3.125%	5/15/21	150,000	160,453
Total U.S. Government & Agency Obligations (Cost — $9,477,027)				9,885,512
Total Investments — 97.6% (Cost — $98,226,519)				128,624,215
Other Assets in Excess of Liabilities — 2.4%				3,120,987
Total Net Assets — 100.0%				$131,745,202

1919 Funds 2015 Semi-Annual Report

1919 Socially Responsive Balanced Fund

Notes:

*  Non-income producing security.

(a)  Variable rate security. Interest rate disclosed is rate at period end.

(b)  Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

Abbreviations used in this schedule:

ADR  — American Depositary Receipts

GO  — General Obligation

PAC  — Planned Amortization Class

PLC  — Public Limited Company

The Accompanying Notes are an Integral Part of the Financial Statements.

1919 Funds 2015 Semi-Annual Report

1919 Socially Responsive Balanced Fund

Statement of assets and liabilities

June 30, 2015 (Unaudited)

Assets:
Investments in securities at value (cost $98,226,519)	$128,624,215
Cash	3,087,645
Receivable for Fund shares sold	63,167
Dividends and interest receivable	426,361
Prepaid expenses	38,290
Total Assets	132,239,678
Liabilities:
Payable for Fund shares repurchased	101,053
Distribution payable	9,918
Investment management fee payable	67,445
Service and/or distribution fees payable	131,842
Trustees' fees payable	2,674
Accrued other expenses	181,544
Total Liabilities	494,476
Net Assets	$131,745,202
Components of Net Assets:
Paid-in capital	$94,418,154
Undistributed net investment loss	(28,566)
Accumulated net realized gain on investments	6,957,918
Net unrealized appreciation on investments	30,397,696
Net Assets	$131,745,202
Class A:
Net Assets	$109,374,932
Issued and Outstanding	5,938,245
Net Asset Value, Redemption Price and Offering Price Per Share	$18.42
Maximum Public Offering Price (based on maximum initial sales charge of 5.75%)	$19.54
Class B:^
Net Assets	$3,222,480
Issued and Outstanding	177,431
Net Asset Value, Redemption Price* and Offering Price Per Share	$18.16
Class C:
Net Assets	$14,687,520
Issued and Outstanding	788,963
Net Asset Value, Redemption Price* and Offering Price Per Share	$18.62
Class I:
Net Assets	$4,460,270
Issued and Outstanding	242,530
Net Asset Value, Redemption Price and Offering Price Per Share	$18.39

^  Class B Shares are no longer offered for new purchase. Class B shares are unavailable for reinvestment and incoming exchanges.

*  Redemption price per share is NAV of Class B and C shares reduced by a 5.00% and 1.00% CDSC, respectively, if shares are redeemed within one year of purchase (See Note 2).

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2015 Semi-Annual Report

1919 Socially Responsive Balanced Fund

Statement of operations

For the Six Months Ended June 30, 2015 (Unaudited)

Investment Income:
Dividend income (Net of foreign tax of $12,780)	$696,160
Interest income	570,386
Total Investment Income	1,266,546
Expenses:
Investment management fee (Note 3)	432,187
Service and/or distribution fees (Note 6)	233,278
Administration and fund accounting fees	53,663
Transfer agent fees and expenses (Note 6)	42,942
Registration fees	24,394
Shareholder reporting fees	24,292
Audit fees	8,103
Trustees' fees	6,631
Insurance fees	5,047
Legal fees	4,941
Custody fees	4,475
Compliance Fee	3,027
Miscellaneous	5,054
Total Expenses	848,034
Net Investment Income	418,512
Realized and Unrealized Loss on Investments
Net Realized Gain on Investments	5,879,524
Net Change in Unrealized Appreciation/Depreciation on Investments	(6,295,062)
Net Realized and Unrealized Loss on Investments	(415,538)
Net Increase in Net Assets Resulting From Operations	$2,974

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2015 Semi-Annual Report

1919 Socially Responsive Balanced Fund

Statements of changes in net assets

For the Six Months Ended June 30, 2015 (Unaudited)/ the Period Ended December 31, 2014*/ and the Year Ended January 31, 2014	2015	2014*	2014
Increase (Decrease) in Net Assets from: Operations:
Net investment income	$418,512	$586,486	$695,764
Net realized gain on investments	5,879,524	17,359,480	12,199,395
Net change in unrealized appreciation/depreciation on investments	(6,295,062)	(2,773,306)	3,807,563
Net Increase in Net Assets Resulting From Operations	2,974	15,172,660	16,702,722
Distributions to shareholders:
From net investment income:
Class A	(414,210)	(741,808)	(778,337)
Class B	(319)	(1,303)	—
Class C	(1,972)	(4,353)	(2,052)
Class I	(24,830)	(33,356)	(30,856)
From net realized gains:
Class A	—	(15,031,356)	(9,125,245)
Class B	—	(540,513)	(516,768)
Class C	—	(1,908,724)	(876,127)
Class I	—	(511,033)	(308,311)
Total Distributions to Shareholders	(441,331)	(18,772,446)	(11,637,696)
Capital Transactions:
Net proceeds from shares sold:	4,183,892	11,961,741	13,000,370
Reinvestment of distributions:	422,789	17,912,302	11,191,117
Cost of shares repurchased:	(9,826,232)	(33,915,352)	(26,849,363)
Net Decrease in Net Assets From Capital Transactions	(5,219,551)	(4,041,309)	(2,657,876)
Total Increase (Decrease) in Net Assets	(5,657,908)	(7,641,095)	2,407,150
Net Assets:
Beginning of period	137,403,110	145,044,205	142,637,055
End of period	$131,745,202	$137,403,110	$145,044,205
Undistributed net investment income (loss)	$(28,566)	$(5,747)	$91,534

*  For the period February 1, 2014 through December 31, 2014. (See Note 1).

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2015 Semi-Annual Report

1919 Socially Responsive Balanced Fund

Financial highlights

For a share of beneficial interest outstanding through each period ended December 31, unless otherwise noted:

Class A Shares	2015*	2014[1]	2014[2]	2013[2]	2012[2]	2011[2]	2010[2]
Net asset value, beginning of period	$18.49	$19.17	$18.54	$17.12	$16.98	$14.92	$11.90
Income from investment operations:
Net investment income[3]	0.07	0.12	0.11	0.14	0.14	0.15	0.17
Net realized and unrealized gain (loss) on investments	(0.07)	2.00	2.15	1.44	0.15	2.08	3.03
Proceeds from settlement of regulatory matter	—	—	—	—	—	0.04	—
Total income from investment operations	0.00	2.12	2.26	1.58	0.29	2.27	3.20
Less distributions:
From net investment income	(0.07)	(0.12)	(0.12)	(0.16)	(0.15)	(0.21)	(0.18)
From net realized gain on investments	—	(2.68)	(1.51)	—	—	—	—
Total distributions	(0.07)	(2.80)	(1.63)	(0.16)	(0.15)	(0.21)	(0.18)
Net asset value, end of period	$18.42	$18.49	$19.17	$18.54	$17.12	$16.98	$14.92
Total return[4]	0.05%[5]	10.98%[5]	12.31%	9.25%	1.75%[6]	15.33%[7]	27.08%
Supplemental data and ratios:
Net assets, end of period (in thousands)	$109,375	$114,507	$121,901	$121,927	$124,660	$137,999	$131,913
Ratios to average net assets
Gross expenses	1.16%[8]	1.23%[8]	1.27%	1.30%	1.30%	1.30%	1.29%
Net Expenses[10]	1.16[8,9]	1.23[8,9]	1.27	1.30	1.30	1.30	1.29
Net investment income	0.71[8]	0.54[8]	0.59	0.76	0.83	0.94	1.28
Portfolio turnover rate	14%[5]	23%[5]	22%	26%	29%	30%	29%

*  For the six months ended June 30, 2015 (unaudited).

1  For the period ended February 1, 2014 through December 31, 2014. See Note 1.

2  For the year ended January 31.

3  Per share amounts have been calculated using the average shares method.

4  Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

5  Not Annualized

6  The total return includes gains from settlement of security litigations. Without these gains, the total return would have been 1.69% for the year ended January 31, 2012.

7  The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 15.06%. Class A received $352,680 related to this distribution.

8  Annualized.

9  As a result of an expense limitation arrangement implemented as of November 7,2014, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.27%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees' consent.

10  The impact of compensating balance arrangements, if any, was less than 0.01%.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2015 Semi-Annual Report

1919 Socially Responsive Balanced Fund

Financial highlights (cont'd)

For a share of beneficial interest outstanding through each period ended December 31, unless otherwise noted:

Class B Shares	2015*	2014[1]	2014[2]	2013[2]	2012[2]	2011[2]	2010[2]
Net asset value, beginning of period	$18.23	$19.03	$18.51	$17.13	$17.01	$14.97	$11.95
Income from investment operations:
Net investment income (loss)[3]	(0.00)[4]	(0.12)	(0.10)	(0.06)	(0.04)	(0.00)[4]	0.02
Net realized and unrealized gain (loss) on investments	(0.07)	2.00	2.13	1.44	0.16	2.06	3.04
Proceeds from settlement of regulatory matter	—	—	—	—	—	0.19	—
Total income (loss) from investment operations	(0.07)	1.88	2.03	1.38	0.12	2.25	3.06
Less distributions:
From net investment income	(0.00)[4]	(0.00)[4]	—	—	(0.00)[4]	(0.21)	(0.04)
From net realized gain on investments	—	(2.68)	(1.51)	—	—	—	—
Total distributions	(0.00)[4]	(2.68)	(1.51)	0.00	(0.00)[4]	(0.21)	(0.04)
Net asset value, end of period	$18.16	$18.23	$19.03	$18.51	$17.13	$17.01	$14.97
Total return[5]	(0.37)%[6]	9.84%[6]	11.03%	8.06%	0.72%[7]	15.26%[8]	25.67%
Supplemental data and ratios:
Net assets, end of period (in thousands)	$3,222	$3,942	$6,433	$8,433	$10,855	$15,666	$18,884
Ratios to average net assets
Gross expenses	1.91%[9]	2.43%[9]	2.39%	2.41%	2.35%	2.28%	2.46%
Net Expenses[11]	1.91[9,10]	2.43[9,10]	2.39	2.41	2.35	2.28	2.46
Net investment income (loss)	(0.05)[9]	(0.66)[9]	(0.53)	(0.34)	(0.23)	(0.03)	0.12
Portfolio turnover rate	14%[6]	23%[6]	22%	26%	29%	30%	29%

*  For the six months ended June 30, 2015 (unaudited).

1  For the period ended February 1, 2014 through December 31, 2014. See Note 1.

2  For the year ended January 31.

3  Per share amounts have been calculated using the average shares method.

4  Amount represents less than $0.01 per share.

5  Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

6  Not Annualized

7  The total return includes gains from settlement of security litigations. Without these gains, the total return would have been 0.60% for the year ended January 31, 2012.

8  The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 13.98%. Class B received $214,328 related to this distribution.

9  Annualized

10  As a result of an expense limitation arrangement implemented as of November 7,2014, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class B shares did not exceed 2.39%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees' consent.

11  The impact of compensating balance arrangements, if any, was less than 0.01%.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2015 Semi-Annual Report

For a share of beneficial interest outstanding through each period ended December 31, unless otherwise noted:

Class C Shares	2015*	2014[1]	2014[2]	2013[2]	2012[2]	2011[2]	2010[2]
Net asset value, beginning of period	$18.69	$19.36	$18.73	$17.30	$17.15	$15.07	$12.02
Income from investment operations:
Net investment income (loss)[3]	(0.00)[4]	(0.03)	(0.02)	0.02	0.03	0.04	0.10
Net realized and unrealized gain (loss) on investments	(0.07)	2.05	2.16	1.45	0.16	2.10	3.06
Proceeds from settlement of regulatory matter	—	—	—	—	—	0.07	—
Total income from investment operations	(0.07)	2.02	2.14	1.47	0.19	2.21	3.16
Less distributions:
From net investment income	(0.00)[4]	(0.01)	(0.00)[4]	(0.04)	(0.04)	(0.13)	(0.11)
From net realized gain on investments	—	(2.68)	(1.51)	—	—	—	—
Total distributions	(0.00)[4]	(2.69)	(1.51)	(0.04)	(0.04)	(0.13)	(0.11)
Net asset value, end of period	$18.62	$18.69	$19.36	$18.73	$17.30	$17.15	$15.07
Total return[5]	(0.36)%[6]	10.30%[6]	11.51%	8.50%	1.09%[7]	14.75%[8]	26.40%
Supplemental data and ratios:
Net assets, end of period (in thousands)	$14,688	$14,952	$12,122	$10,635	$10,003	$11,511	$10,078
Ratios to average net assets
Gross expenses	1.91%[9]	1.93%[9]	1.98%	1.98%	1.96%	2.01%	1.80%
Net Expenses[10]	1.91[9,11]	1.92[9,11,12]	1.98	1.98	1.96	2.01	1.80
Net investment income	(0.04)[9]	(0.15)[9]	(0.12)	0.09	0.17	0.23	0.77
Portfolio turnover rate	14%[6]	23%[6]	22%	26%	29%	30%	29%

*  For the six months ended June 30, 2015 (unaudited).

1  For the period ended February 1, 2014 through December 31, 2014. See Note 1.

2  For the year ended January 31.

3  Per share amounts have been calculated using the average shares method.

4  Amount represents less than $0.01 per share.

5  Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

6  Not Annualized.

7  The total return includes gains from settlement of security litigations. Without these gains, the total return would have been 1.04% for the year ended January 31, 2012.

8  The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 14.28%. Class C received $47,518 related to this distribution.

9  Annualized.

10  The impact of compensating balance arrangements, if any, was less than 0.01%.

11  As a result of an expense limitation arrangement implemented as of November 7,2014, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.98%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees' consent.

12  Reflects fee waivers and/or expense reimbursements.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2015 Semi-Annual Report

1919 Socially Responsive Balanced Fund

Financial highlights (cont'd)

For a share of beneficial interest outstanding through each period ended December 31, unless otherwise noted:

Class I Shares	2015*	2014[1]	2014[2]	2013[2]	2012[2]	2011[2]	2010[2]
Net asset value, beginning of period	$18.47	$19.15	$18.54	$17.12	$16.99	$14.92	$11.90
Income from investment operations:
Net investment income[3]	0.09	0.18	0.17	0.19	0.19	0.20	0.24
Net realized and unrealized gain (loss) on investments	(0.07)	1.99	2.14	1.44	0.14	2.09	3.02
Total income from investment operations	0.02	2.17	2.31	1.63	0.33	2.29	3.26
Less distributions:
From net investment income	(0.10)	(0.17)	(0.19)	(0.21)	(0.20)	(0.22)	(0.24)
From net realized gain on investments	—	(2.68)	(1.51)	—	—	—	—
Total distributions	(0.10)	(2.85)	(1.70)	(0.21)	(0.20)	(0.22)	(0.24)
Net asset value, end of period	$18.39	$18.47	$19.15	$18.54	$17.12	$16.99	$14.92
Total return[4]	0.13%[5]	11.31%[5]	12.61%	9.60%	1.99%[6]	15.51%	27.67%
Supplemental data and ratios:
Net assets, end of period (in thousands)	$4,460	$4,002	$4,588	$1,642	$994	$1,141	$46
Ratios to average net assets
Gross expenses	0.91%[7]	1.02%[7]	1.07%	1.05%	1.16%	1.08%	0.81%
Net Expenses[8,9]	0.91[7]	0.97[7,10]	1.00[10]	1.00[10]	1.00[10]	0.95[10]	0.81
Net investment income	0.61[7]	0.81[7]	0.85	1.07	1.12	1.25	1.71
Portfolio turnover rate	14%[5]	23%[5]	22%	26%	29%	30%	29%

1  For the period ended January 31, 2014 through December 31, 2014. See Note 1.

2  For the year ended January 31.

3  Per share amounts have been calculated using the average shares method.

4  Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

5  Not Annualized.

6  The total return includes gains from settlement of security litigations. Without these gains, the total return would have been 1.93% for the year ended January 31, 2012.

7  Annualized.

8  The impact of compensating balance arrangements, if any, was less than 0.01%.

9  As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 1.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees' consent.

10  Reflects fee waivers and/or expense reimbursements.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2015 Semi-Annual Report

Notes to financial statements

Note 1. Organization

The 1919 Financial Services Fund (the "Financial Services Fund"), 1919 Maryland Tax-Free Income Fund (the "Maryland Fund") and 1919 Socially Responsive Balanced Fund (the "Socially Responsive Fund", and together, the "Funds") are separate series of the Trust for Advised Portfolios (the "Trust"), a Delaware Statutory Trust registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end investment management company. The Financial Services Fund and Maryland Tax-Free Fund are registered as non-diversified investment series; the Socially Responsive Fund is registered as a diversified series.

The Funds were converted to the Trust on November 10, 2014, and were previously organized in the Legg Mason Partners Equity Trust as the Legg Mason Investment Counsel ("LMIC") Financial Services Fund and LMIC Social Awareness Fund, and in the Legg Mason Tax-Free Income Fund as the LMIC Maryland Tax-Free Income Trust (the "Predecessor Funds"). Concurrent with the reorganization into the Trust, the Board of Trustees (the "Board") of the Trust elected to change the fiscal year end for each of the Funds to December 31.

The Financial Services Fund seeks long-term capital appreciation by investing primarily in common stocks. The Maryland Fund seeks a high level of current income exempt from federal and Maryland state and local income taxes, consistent with prudent investment risk and preservation of capital. The Socially Responsive Fund seeks to provide high total return consisting of capital appreciation and current income.

Note 2. Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates.

(a) Securities valuation. Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price ("NOCP"). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices quoted. Unlisted securities held by the Funds are valued at the last sale price in the over-the-counter ("OTC") market. If there is not trading on a particular day, the mean between the last quoted bid and ask price is used.

1919 Funds 2015 Semi-Annual Report

Notes to financial statements (cont'd)

Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board. Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by 1919 Investment Counsel, LLC (the "Adviser") under procedures established by and under the general supervision and responsibility of the Board.

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized into three broad levels and described below:

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

•  Level 3 — significant unobservable inputs, including the Fund's own assumptions in determining the fair value of investments.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Funds' assets carried at fair value:

1919 FINANCIAL SERVICES FUND

Description	Level 1	Level 2	Level 3	Total
Long-term investments*:
Common Stocks	$108,305,011	$—	$—	$108,305,011
Total long-term investments	$108,305,011	$—	$—	$108,305,011
Total investments	$108,305,011	$—	$—	$108,305,011

1919 MARYLAND TAX-FREE INCOME FUND

Description	Level 1	Level 2	Level 3	Total
Long-term investments*:
Municipal Bonds	$—	$135,325,889	$—	$135,325,889
Total investments	$—	$135,325,889	$—	$135,325,889

1919 SOCIALLY RESPONSIVE BALANCED FUND

Description	Level 1	Level 2	Level 3	Total
Long-term investments*:
Common Stocks	$89,549,543	$—	$—	$89,549,543
Asset-Backed Securities	—	690,604	—	690,604
Collateralized Mortgage Obligations	—	1,207,307	—	1,207,307
Corporate Bonds & Notes	—	24,801,167	—	24,801,167
Mortgage-Backed Securities	—	2,046,891	—	2,046,891
Municipal Bonds	—	443,191	—	443,191
U.S. Government & Agency Obligations	—	9,885,512	—	9,885,512
Total long-term investments	$89,549,543	$39,074,672	$—	$128,624,215
Total investments	$89,549,543	$39,074,672	$—	$128,624,215

*  See Schedule of Investments for additional detailed categorizations.

1919 Funds 2015 Semi-Annual Report

The Funds recognize transfers between levels at the end of the reporting period. There were no transfers between levels at year end. There were no Level 3 securities held at period end.

(b) Repurchase agreements. The Funds may enter into repurchase agreements with institutions that the Adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund acquires a debt security subject to an obligation of the seller to repurchase, and of the fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the fund's holding period. When entering into repurchase agreements, it is the Funds' policy that the custodian or a third party custodian, acting on the Funds' behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Funds generally have the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Funds seek to assert their rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

1919 Funds 2015 Semi-Annual Report

Notes to financial statements (cont'd)

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) REIT distribution. The character of distributions received from Real Estate Investment Trusts (''REITs'') held by the Funds are generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Funds to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Funds' records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(e) Concentration risk. The Financial Services Fund normally invests at least 80% of its assets in financial services related investments. As a result of this investment policy, an investment in the Fund may be subject to greater risk and market fluctuation than an investment in a fund that invests in securities representing a broader range of investment alternatives.

The Maryland Fund invests substantially all of its assets in securities issued by or on behalf of the State of Maryland, its political subdivisions, municipalities, agencies, instrumentalities, and public authorities. Changes in economic conditions in, or governmental policies of, the State of Maryland could have a significant impact on the performance of the Fund.

The Maryland Fund may focus a significant amount of its investments in a single sector of the municipal securities market. In doing so, the Fund is more susceptible to factors adversely affecting that sector than a fund not following that practice.

The Maryland Fund may invest a significant portion of assets in securities issued by local governments or public authorities that are rated according to their particular creditworthiness, which may vary significantly from the state's general obligations. The value of the Fund's shares will be more susceptible to being materially impacted by a single economic, political or regulatory event affecting those issuers or their securities than shares of a diversified fund.

(f) Foreign investment risk. The Financial Services Fund's investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

1919 Funds 2015 Semi-Annual Report

(g) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Funds may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(h) Distribution to shareholders. The Financial Services Fund makes distributions from net investment income and of net realized gains, if any, at least annually. The Maryland Fund declares income distributions each business day to shareholders of record, which are paid monthly. The Maryland Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. The Socially Responsive Fund makes distributions from net investment income on a quarterly basis, and distributions of realized gains, if any, are declared annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(i) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(j) Compensating balance arrangements. The Predecessor Funds had an arrangement with their custodian bank whereby a portion of the custodian's fees was paid indirectly by credits earned on the Funds' cash on deposit with the bank.

(k) Federal and other taxes. It is the Funds' policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the "Code"), as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Funds' financial statements.

Management has analyzed the Funds' tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2014, no provision for income tax is required in the Funds' financial statements. The Funds' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. As of June 30, 2015, open tax years for the Financial Services Fund and Maryland Fund include the tax years ended March 31, 2012 through 2014, and the period from April 1, 2014 to December 31, 2014.

1919 Funds 2015 Semi-Annual Report

Notes to financial statements (cont'd)

As of June 30, 2015, open tax years for the Socially Responsive Fund include the tax years ended January 31, 2012 through 2014, and the period from February 1 to December 31, 2014. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Note 3. Investment management agreement and other transactions with affiliates

The Trust has an agreement with the Adviser to furnish investment advisory services to the Funds. Prior to converting to the Trust, the Adviser was previously known as Legg Mason Investment Counsel and served as sub-advisor to the Predecessor Funds. Prior to the conversion, Legg Mason Partners Fund Advisors, LLC ("LMPFA") served as investment manager to the Predecessor Funds, and Western Asset Management managed the Predecessor Funds' cash and short-term investments. Prior to the reorganization, the investment management fees paid as a percentage of average net assets were as follows: 0.80% for the Financial Services Fund, 0.55% for Maryland Tax-Free Fund, and 0.65% for the Socially Responsive Fund.

Under the terms of this agreement, the Funds pay an investment management fee, calculated daily and paid monthly for each Fund as follows:

Fund	Annual Rate
1919 Financial Services Fund	0.80% on average net assets
1919 Maryland Tax-Free Income Fund	0.55% on average net assets
1919 Socially Responsive Balanced Fund	0.65% on average net assets up to $100 million 0.61% on next $100 million 0.51% on next $100 million 0.46% thereafter

The Adviser has contractually agreed to reduce fees and pay expenses (other than interest, commissions, taxes, acquired fund fees and expenses, and extraordinary expenses) so that total annual operating expenses do not exceed the levels set forth below. This expense limitation arrangement cannot be terminated prior to December 31, 2016, without the Board's consent.

Fund	Class A	Class B	Class C	Class I
1919 Financial Services Fund	1.46%	N/A	2.13%	1.05%
1919 Maryland Tax-Free Income Fund	0.75%	N/A	1.30%	0.60%
1919 Socially Responsive Balanced Fund	1.27%	2.39%	1.98%	1.00%

Prior to the conversion, the Predecessor Funds had similar agreements to limit the operating expenses of each Fund as follows:

Predecessor Fund	Class A	Class B	Class C	Class I
LMIC Financial Services Fund	1.50%	N/A	2.25%	1.25%
LMIC Maryland Tax-Free Income Trust	0.75%	N/A	1.30%	0.60%
LMIC Social Awareness Balanced Fund	N/A	N/A	N/A	1.00%

1919 Funds 2015 Semi-Annual Report

These arrangements are expected to continue until December 31, 2016, and may not be terminated or amended prior to that date by agreement of the Adviser and the Board. After that date, the arrangements may be terminated or amended at any time by the Board upon 60 days' notice to the Adviser or by the Adviser with consent of the Board. These arrangements, however, may be modified by the Adviser to decrease total annual operating expenses at any time. For the Financial Services Fund and the Socially Responsive Fund, the Adviser may request recoupment for management fee waivers and Fund expense payments during the same fiscal year in which the Adviser earned the fee or incurred the expense if the class' total annual operating expenses have fallen to a level below the limits described above. For the Maryland Fund, the Adviser is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the Adviser earned the fee or incurred the expense if the class' total annual operating expenses have fallen to a level below the limits described above. Amounts waived prior to the conversion are not available for recoupment. Any such recoupment is contingent upon the subsequent review and approval of the recouped amounts by the Board. The amounts waived are detailed on each Fund's Statement of Operations.

U.S. Bancorp Fund Services ("USBFS") serves as the Fund's Administrator. Each Fund pays USBFS a monthly fee computed at annual rate of average net assets, subject to a $60,000 annual minimum and $10,000 for each share class in excess of two, as follows:

Average Daily Net Assets	Annual Rate
First $500 million	0.050%
Next $500 million	0.040
Next $1 Billion	0.035
Next $1 Billion	0.030
Thereafter	0.025

Quasar Distributors, LLC ("Quasar") acts as the principal underwriter in a continuous offering of the Funds' shares. Prior to the conversion, Legg Mason Investor Services, LLC ("LMIS"), a wholly-owned broker-dealer subsidiary of Legg Mason, served as the Funds' sole and exclusive distributor.

There is a maximum initial sales charge of 5.75% for Class A shares of the Financial Services Fund and Socially Responsive Fund; the maximum initial sales charge for Class A shares of the Maryland Fund is 4.25%. There is a contingent deferred sales charge ("CDSC") of 1.00% on Class C shares for the Funds, which applies if redemption occurs within 12 months from purchase. Class B shares of the Socially Responsive Fund have a CDSC if redeemed within five years of purchase, initially at 5.00% and declining 1.00%

1919 Funds 2015 Semi-Annual Report

Notes to financial statements (cont'd)

annually until the five-year period is complete. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with other purchases in the Funds, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For Class A shares sold by the Distributor, the Distributor will receive the sales charge imposed on purchases of Class A shares (or any contingent deferred sales charge paid on redemptions) and will retain the full amount of such sales charge.

For the six months ended June 30, 2015, Quasar, did not retain sales charges on sales of the Class A shares of the Financial Services Fund, Maryland Fund, and Socially Responsive Fund. In addition, for the six months ended June 30, 2015, CDSCs paid to Quasar were:

CDSCs	Class A	Class B	Class C
1919 Financial Services Fund	N/A	N/A	$2,612
1919 Maryland Tax-Free Income Fund	N/A	N/A	$1,346
1919 Socially Responsive Balanced Fund	N/A	$154	$821

Note 4. Investments transactions

During the six months ended June 30, 2015, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S Government & Agency Obligations were as follow:

1919 FINANCIAL SERVICES FUND

	Investments	U.S. Government & Agency Obligations
Purchases	$8,296,337	—
Sales	$14,332,382	—

1919 MARYLAND TAX-FREE INCOME FUND

	Investments	U.S. Government & Agency Obligations
Purchases	$3,550,960	—
Sales	$14,139,230	—

1919 SOCIALLY RESPONSIVE BALANCED FUND

	Investments	U.S. Government & Agency Obligations
Purchases	$16,993,891	$1,175,681
Sales	$24,608,726	$1,061,319

1919 Funds 2015 Semi-Annual Report

Note 5. Income tax information and distributions to shareholders

At December 31, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	1919 Financial Services Fund	1919 Maryland Tax-Free Income Fund	1919 Socially Responsive Balanced Fund
Cost of Investments for tax purposes	$72,163,015	$138,668,012	$100,328,422
Gross tax unrealized appreciation	38,942,370	13,287,639	38,364,565
Gross tax unrealized depreciation	(241,670)	(3,500,111)	(1,999,033)
Net tax unrealized appreciation on investment	38,700,700 *	9,787,528	36,365,532
Undistributed ordinary income	34,158	—	23,447
Undistributed tax-exempt income	—	161,820	—
Undistributed long-term capital gains	830,465	—	1,405,620
Capital loss carryforwards	—	(1,000,648)	—
Other book/tax temporary differences	(30,036)	(137,267)	(29,194)
Total accumulated earnings	$39,535,287	$8,811,433	$37,765,405

*  Includes appreciation/depreciation on foreign currency.

The tax character of distributions paid during the six months ended June 30, 2015, the periods ended December 31, 2014, and the prior two fiscal periods for each Fund was as follows:

1919 FINANCIAL SERVICES FUND

	Six Months Ended June 30, 2015	Period Ended December 31, 2014	Year Ended March 31, 2014
Distribution Paid From:
Ordinary Income	—	$410,297	$165,003
Net Long Term Capital Gains	—	2,522,883	—

1919 MARYLAND TAX-FREE INCOME FUND

	Six Months Ended June 30, 2015	Period Ended December 31, 2014	Year Ended March 31, 2014
Distribution Paid From:
Tax Exempt Income	$2,654,968	$4,244,810	$6,330,329
Ordinary Income	—	130,997	80,348

1919 SOCIALLY RESPONSIVE BALANCED FUND

	Six Months Ended June 30, 2015	Period Ended December 31, 2014	Year Ended January 31, 2014
Distribution Paid From:
Ordinary Income	$441,331	$1,890,743	$811,245
Net Long Term Capital Gains	—	16,881,703	10,826,451

1919 Funds 2015 Semi-Annual Report

Notes to financial statements (cont'd)

GAAP require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These differences are primarily related reclassifications of paydown gains and losses on mortgage and asset-backed securities, foreign currency gains and losses, and amortization adjustments made for reporting purposes. These classifications have no effect on net assets or net asset value per share. For the periods ended December 31, 2014, the following table shows the reclassifications made:

	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gain (Loss)
1919 Financial Services Fund	$(1,646)	$1,646
1919 Maryland Tax-Free Income Fund	—	—
1919 Socially Responsive Balanced Fund	97,053	(97,053)

As of December 31, 2014, the Funds have capital loss carry forward amounts ("CLCFs") as summarized in the following table. Under the provision of the Regulated Investment Company Modernization Act of 2010, CLCFs originated in tax years beginning after December 22, 2010 can be carried forward indefinitely, and applied to offset future capital gains. CLCFs are applied consistent with the character in which they originated as a new loss on the first day of the immediately succeeding tax year. CLCFs originating in tax year beginning before December 22, 2010 may be carried forward, subject to certain limitations, for up to eight succeeding tax years, after which any unutilized CLCFs expire.

The Funds are required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve month period ending October 31. In connection with this requirement, the Funds are permitted, for tax purposes, to defer in to their next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. As of December 31, 2014, the Funds deferred, on a tax basis, post-October losses and late year ordinary losses as shown in the table below:

	1919 Financial Services Fund	1919 Maryland Tax-Free Income Fund	1919 Socially Responsive Balanced Fund
Capital Loss Carryovers — expires 2016	$—	$235,583	$—
Capital Loss Carryovers — Short-Term	—	749,176	—
Capital Loss Carryovers — Long-Term	—	15,889	—
Post-October Losses	—	—	—

During the tax period ended December 31, 2014, the Financial Services Fund utilized $243,937 of its CLCF to offset taxable gains.

1919 Funds 2015 Semi-Annual Report

Note 6. Class specific expenses

The Funds have each adopted a Rule 12b-1 distribution plan, under which the Funds pay a service fee with respect to their Class A, Class B (as applicable), and Class C shares are reflected in the table below. The Funds pay a distribution fee with respect to Class B (as applicable) and Class C shares as reflected in the table below. Service and distribution fees are accrued daily and paid monthly.

Fund	Class A	Class B Service	Class B Distribution	Class C Service	Class C Distribution
1919 Financial Services Fund	0.25%	N/A	N/A	0.25%	0.75%
1919 Maryland Tax-Free Income Fund	0.15%	N/A	N/A	0.25%	0.45%
1919 Socially Responsive Balanced Fund	0.25%	0.25%	0.75%	0.25%	0.75%

For the six months ended June 30, 2015, class specific expenses were as follows:

1919 FINANCIAL SERVICES FUND

	June 30, 2015
	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$76,940	$55,976
Class C	123,544	22,251

Class I	—	20,493

Total	$200,484	$98,720

1919 MARYLAND TAX-FREE INCOME FUND

	June 30, 2015
	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$75,536	$33,454
Class C	89,511	8,603
Class I	—	6,416
Total	$165,047	$48,473

1919 SOCIALLY RESPONSIVE BALANCED FUND

	June 30, 2015
	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$140,477	$35,704
Class B	17,891	1,270
Class C	74,910	4,760
Class I	—	1,208
Total	$233,278	$42,942

1919 Funds 2015 Semi-Annual Report

Notes to financial statements (cont'd)

Note 7. Shares of beneficial interest

At June 30, 2015, the Funds had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Funds have the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares. Transactions in shares of each class were as follows:

1919 FINANCIAL SERVICES FUND

	Six Months Ended June 30, 2015		Period Ended December 31, 2014		Year Ended March 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount
Class A
Shares sold	287,491	$5,545,911	454,202	$8,479,937	2,282,856	$38,704,910
Shares issued on reinvestment	—	—	79,804	1,558,913	3,782	68,041
Shares repurchased	(494,274)	(9,498,988)	(1,339,019)	(25,025,020)	(916,590)	(15,679,577)
Net increase (decrease)	(206,783)	$(3,953,077)	(805,013)	$(14,986,170)	1,370,048	$23,093,374
Class C
Shares sold	86,310	$1,581,165	109,287	$1,935,141	433,918	$7,169,900
Shares issued on reinvestment	—	—	29,657	546,751	—	—
Shares repurchased	(107,648)	(1,945,263)	(247,875)	(4,381,143)	(124,659)	(2,006,677)
Net increase (decrease)	(21,338)	$(364,098)	(108,931)	$(1,899,251)	309,259	$5,163,223
Class I
Shares sold	88,665	$1,715,352	366,091	$6,840,285	518,166	$8,984,023
Shares issued on reinvestment	—	—	30,074	590,002	4,741	85,535
Shares repurchased	(255,332)	(4,914,282)	(476,463)	(8,932,975)	(137,235)	(2,371,497)
Net increase (decrease)	(166,667)	$(3,198,930)	(80,298)	$(1,502,688)	385,675	$6,698,061

1919 Funds 2015 Semi-Annual Report

1919 MARYLAND TAX-FREE INCOME FUND

	Six Months Ended June 30, 2015		Period Ended December 31, 2014		Year Ended March 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount
Class A
Shares sold	108,712	$1,786,779	86,329	$1,416,997	258,882	$4,290,184
Shares issued on reinvestment	104,500	1,711,543	176,109	2,889,901	264,462	4,340,041
Shares repurchased	(446,947)	(7,323,629)	(1,193,348)	(19,579,118)	(2,134,806)	(35,122,123)
Net increase (decrease)	(233,735)	$(3,825,307)	(930,910)	$(15,272,220)	(1,611,462)	$(26,491,898)
Class C
Shares sold	20,798	$341,328	96,183	$1,579,049	205,369	$3,400,875
Shares issued on reinvestment	20,968	343,384	34,597	567,714	51,205	840,166
Shares repurchased	(171,350)	(2,810,027)	(253,726)	(4,159,806)	(706,008)	(11,604,193)
Net increase (decrease)	(129,584)	$(2,125,315)	(122,946)	$(2,013,043)	(499,434)	$(7,363,152)
Class I
Shares sold	167,183	$2,743,408	534,797	$8,758,009	316,055	$5,211,621
Shares issued on reinvestment	16,734	274,108	24,957	409,728	34,274	562,815
Shares repurchased	(333,666)	(5,490,026)	(382,408)	(6,280,134)	(663,606)	(10,846,639)
Net increase (decrease)	(149,749)	$(2,472,510)	177,346	$2,887,603	(313,277)	$(5,072,203)

1919 SOCIALLY RESPONSIVE BALANCED FUND

	Six Months Ended June 30, 2015		Period Ended December 31, 2014		Year Ended January 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount
Class A
Shares sold	108,321	$2,021,924	337,033	$6,756,049	369,191	$7,196,534
Shares issued on reinvestment	21,739	403,569	816,186	15,404,538	505,789	9,676,106
Shares repurchased	(385,388)	(7,193,225)	(1,318,805)	(26,683,896)	(1,091,557)	(21,312,920)
Net increase (decrease)	(255,328)	$(4,767,732)	(165,586)	$(4,523,309)	(216,577)	$(4,440,280)
Class B
Shares sold	—	$4	262	$4,862	1,366	$26,999
Shares issued on reinvestment	17	315	28,819	536,771	27,048	513,119
Shares repurchased	(38,800)	(714,225)	(150,947)	(3,013,063)	(146,041)	(2,828,311)
Net increase (decrease)	(38,783)	$(713,906)	(121,866)	$(2,471,430)	(117,627)	$(2,288,193)
Class C
Shares sold	56,861	$1,065,322	161,478	$3,255,238	117,027	$2,306,452
Shares issued on reinvestment	88	1,636	83,715	1,591,938	38,259	738,092
Shares repurchased	(68,057)	(1,284,883)	(71,178)	(1,447,439)	(96,947)	(1,913,663)
Net increase (decrease)	11,108	$(217,925)	174,015	$3,399,737	58,339	$1,130,881
Class I
Shares sold	58,885	$1,096,642	95,943	$1,945,592	178,071	$3,470,385
Shares issued on reinvestment	930	17,269	20,152	379,055	13,806	263,800
Shares repurchased	(33,920)	(633,899)	(139,040)	(2,770,954)	(40,868)	(794,469)
Net increase (decrease)	25,895	$480,012	(22,945)	$(446,307)	151,009	$2,939,716

1919 Funds 2015 Semi-Annual Report

Notes to financial statements (cont'd)

Note 8. Subsequent events

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. Subsequent to the period end, the Maryland Fund has made the following distributions per share:

Record Date	Payable Date	Class A	Class C	Class I
Daily	7/31/2015	$0.081396	$0.069411	$0.084649

The Funds has determined that there were no other subsequent events that would need to be disclosed in the financial statements.

Note 9. Change in independent registered public accounting firm

KPMG, LLP served as the independent registered public accounting firm for the LMIC Financial Services Fund and the LMIC Socially Responsive Balanced Fund to audit the financial statements for the fiscal year ending March 31, 2014 and January 31, 2014, respectively.

PWC served as the independent registered public accounting firm for the LMIC Maryland Tax-Free Trust to audit the financial statements for the fiscal year ending March 31, 2014.

The Trust engaged BBD, LLP on November 10, 2014, as the independent registered public accounting firm to audit the Funds' financial statements for the fiscal periods ending December 31, 2014.

The reports of KPMG, LLP on the financial statements for the fiscal years ended March 31, 2014, and January 31, 2014, for the Financial Services Fund and Socially Responsive Fund, respectively, contained no adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principle preceding fiscal years.

The report of PWC on the financial statements of the Maryland Fund for the fiscal year ended March 31, 2014, contained no adverse opinion or disclaimer of opinion, and was not qualified as to uncertainty, audit scope or accounting principle.

In connection with the Funds' predecessor audits for the preceding fiscal years, there have been no disagreements with KPMG, LLP or PWC, as applicable, on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, LLP or PWC, as applicable, would have caused them to make reference thereto in their report on the financial statements for such periods.

1919 Funds 2015 Semi-Annual Report

1919 Funds

Other Information (unaudited)

June 30, 2015

Proxy Voting

The Funds' proxy voting guidelines and a record of the Predecessor Funds' proxy votes for the year ended June 30, 2015 are available without charge, upon request, by calling 1-877-568-7633 and on the Securities and Exchange Commission's website at www.sec.gov.

Quarterly Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the EDGAR database on the Securities and Exchange Commission's website at www.sec.gov. These Forms may also be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

1919 Funds 2015 Semi-Annual Report

This page intentionally left blank.

This page intentionally left blank.

Investment adviser

1919 Investment Counsel, LLC
100 International Drive, 5th Floor
Baltimore, MD 21202

Distributor

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer agent, fund accountant and fund administrator

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent registered public accounting firm

BBD, LLP
1835 Market Street, 26th Floor
Philadelphia, PA 19103

Legal counsel

Morgan, Lewis & Bockius LLP
2020 K Street NW
Washington, DC 20006-1806

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Semi-Annual Report

June 30, 2015

1919 VARIABLE SOCIALLY RESPONSIVE BALANCED FUND

Table of Contents

Fund Expenses	2
Portfolio at a glance	3
Schedule of Investments	4
Statement of Assets and
Liabilities	10
Statement of Operations	11
Statement of Changes in
Net Assets	12
Financial Highlights	13
Notes	14
Other Information	21
Directory of Funds' Service Providers	Back Cover

Letter to Shareholders

Dear Shareholder,

We are pleased to bring you the semi-annual report on the 1919 Socially Responsive Balanced Fund through June 30, 2015.

Throughout the first half of the year, the Fund took a variety of measures to respond to changing market conditions. We increased exposure to the Information Technology, Health Care, and Consumer Discretionary sectors and decreased exposure to the Consumer Staples, Energy, and Industrials sectors. Throughout the first half of 2015, we maintained our overweight positions to the Health Care and Information Technology sectors and our underweight positions to the Telecommunication and Utilities sectors.

In the fixed-income portion of the Fund, we continued to purchase bonds that mature in the very near term along with those maturing in 7-12 years driven by our expectation for a flatter curve going into year-end. While we are forecasting higher rates going forward, we do believe the ascent will be slow and gradual. Previously, we favored spread sectors to attempt to pick up additional yield to Treasuries which should help "cushion" the negative impact of rising rates. However, the potential for further deterioration in liquidity conditions have led us to a preference for Treasuries and higher quality securities.

Our stock selection in the Consumer Staples, Health Care, and Information Technology sectors contributed to relative performance of the Fund. In terms of sector positioning, our overweighting in the Health Care, Consumer Staples, and Information Technology and underweighting the Energy and Utilities sectors also enhanced returns. On an individual stock basis the largest contributors to performance were: Novo Nordisk, Yum! Brands, UnitedHealth Group, Apple, and Estee Lauder.

The leading contributor to performance in the fixed-income portion of the Fund was our selection of corporate bonds, more specifically in the finance sector. The other significant contributor to performance was the term structure of the portfolio, which is still overweight the 5-7 year area despite the more recent purchases of longer-dated paper. On an individual security basis, the largest contributors to return were U.S. Treasury 2.625% 8/20, Petrobras International Finance Co. 3.5% 2/17, FHLMC 2.375% 1/22, Rabobank 4.5% 1/21 and Medtronic 4.125% 3/21.

1919 Variable Socially Responsive Balanced Fund 2015 Semi-Annual Report
I

Letter to Shareholders (cont'd)

In the equity portion of the Fund, our stock selection in the Financials, Industrials, Energy and Consumer Discretionary sectors detracted from relative results. In terms of sector positioning, our overweighting of Consumer Staples and our underweighting of the Telecommunication sector also detracted from performance. On an individual stock basis, the largest detractors from performance were: Delta Air Lines, National Oilwell Varco, Union Pacific, QUALCOMM, and NetApp.

In the fixed-income portion of the Fund, the leading detractors were the underweight to Treasuries and overweight to industrials in the Corporate sector. On an individual security basis, the largest detractors from performance were Comcast Corporation 5.65% 6/35, Norfolk South Corporation 7.25% 2/31, U.S. Treasury 3.5% 2/39, Potash Corporation of Saskatchewan 5.875% 12/36 and National Rural Utilities Cooperative Finance 8% 3/32.

Thank you for your investment in the 1919 Socially Responsive Balanced Fund. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund's investment and social goals.

Sincerely,

Ronald T. Bates
Portfolio Manager (Equity Portion)
1919 Investment Counsel, LLC

Aimee M. Eudy
Portfolio Manager (Fixed-Income Portion)
1919 Investment Counsel, LLC

Past performance is not a guarantee of future results.

Mutual fund investing involves risk. Principal loss is possible. The Fund's social policy may cause it to make or avoid investments for social reasons when it is otherwise disadvantageous to do so. The Fund may invest in foreign and emerging market securities which will involve greater volatility and political, economic and currency risks and differences in accounting methods. The risks are particularly significant for funds that invest in emerging markets. The fund may make short sales of securities, which involves the risk that losses may exceed the original amount invested.

Fixed-income securities involve interest rate, credit, inflation and reinvestment risks; and possible loss of principal. As interest rates rise, the value of fixed income securities falls. The Fund may focus its investments in certain regions or industries, increasing its vulnerability to market volatility. The manager's investment style may become out of favor and/or the manager's selection process may prove incorrect; which may have a negative impact on the Fund's performance.

This report has been prepared for shareholders and may be distributed to others if preceded or accompanied by a current prospectus.

1919 Funds are distributed by Quasar Distributors, LLC.

Opinions expressed herein are as of June 30, 2015 and are subject to change at any time, are not guaranteed and should not be considered investment advice.

Fund holdings and sector allocations are subject to change and are not a recommendation to buy or sell any security. Please refer to the schedule of investments for a complete list of Fund holdings.

1919 Variable Socially Responsive Balanced Fund 2015 Semi-Annual Report
II

Fund performance (unaudited)

Total Returns as of June 30, 2015

6 Months
1919 Variable Socially Responsive Balanced Fund	0.07%
S&P 500 TR(i)	1.23
Barclays U.S. Aggregate Index(ii)	-0.10
Blended S&P 500 Index (70%) Barclays U.S. Aggregate Index (30%)(iii)	0.91

*  Average annualized returns

As of the Fund's current prospectus dated April 30, 2015, the gross total and net annual operating expense ratios were 0.94% and 0.89%(iv), respectively. Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Fund returns assume the reinvestment of all distributions, at net asset value and the deduction of all Fund expenses. The returns shown do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-844-828-1919.

As of November 7, 2014, the Fund assumed the performance, financial and other historic information of the Legg Mason Investment Counsel Variable Social Awareness Portfolio.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please refer to the Schedule of Investments in this report for a complete list of fund holdings.

(i)  The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

(ii)  The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

(iii)  The Blended S&P 500 Index (70%) and Barclays U.S. Aggregate Index (30%) has been prepared to parallel the targeted allocation of investments between equity and fixed-income securities. It consists of 70% of the performance of the S&P 500 Index and 30% of the Barclays Capital U.S. Aggregate Index.

(iv)  The advisor has contractually agreed to waive fees and reimburse operating expenses through December 31, 2016.

The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

1919 Variable Socially Responsive Balanced Fund 2015 Semi-Annual Report
1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2015 and held for the six months ended June 30, 2015.

Actual expenses

The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

Hypothetical example for comparison purposes

The table below titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return1

Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
0.07%	$1,000.00	$1,000.70	0.89%	$4.41

Based on hypothetical total return1

Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
5.00%	$1,000.00	$1,020.38	0.89%	$4.46

1  For the six months ended June 30, 2015.

2  Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

3  Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365

1919 Variable Socially Responsive Balanced Fund 2015 Semi-Annual Report
2

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†  The bar graph above represents the composition of the Fund's investments as of June 30, 2015 and December 31, 2014. The Fund is actively managed. As a result, the composition of the Fund's investments is subject to change at any time.

1919 Variable Socially Responsive Balanced Fund 2015 Semi-Annual Report
3

Schedule of investments

June 30, 2015 (Unaudited)

1919 Variable Socially Responsive Balanced Fund

Security	Shares	Value
Common Stocks — 69.1%
Consumer Discretionary — 9.6%
BorgWarner Inc.	15,260	$867,378
Target Corp.	8,250	673,448
TJX Cos Inc.	11,250	744,412
VF Corp.	12,280	856,407
Whirlpool Corp.	2,970	513,959
Yum! Brands Inc.	7,820	704,426
Total Consumer Discretionary		4,360,030
Consumer Staples — 7.1%
CVS Health Corp.	10,420	1,092,849
Estee Lauder Cos. Inc., Class A Shares	11,910	1,032,121
General Mills Inc.	9,965	555,250
PepsiCo Inc.	4,215	393,428
Procter & Gamble Co.	2,167	169,546
Total Consumer Staples		3,243,194
Energy — 3.6%
FMC Technologies Inc.	12,590	522,359	*
National Oilwell Varco Inc.	8,600	415,208
Noble Energy Inc.	16,530	705,501
Total Energy		1,643,068
Financials — 10.9%
ACE Ltd.	6,710	682,273
Crown Castle International Corp.	4,620	370,986
Discover Financial Services	13,600	783,632
Invesco Ltd.	17,220	645,578
Simon Property Group LP	2,360	408,327
T. Rowe Price Group Inc.	5,040	391,759
US Bancorp	18,910	820,694
Wells Fargo & Co.	15,270	858,785
Total Financials		4,962,034
Health Care — 12.5%
Alexion Pharmaceuticals Inc.	3,800	686,926	*
Cerner Corp.	13,040	900,543	*
CR Bard Inc.	3,020	515,514
Express Scripts Holding Co.	6,610	587,893	*
Gilead Sciences Inc.	4,270	499,932
Novo Nordisk A/S, ADR	11,850	648,906
Regeneron Pharmaceuticals Inc.	1,010	515,231	*
Shire PLC, ADR	2,180	526,448

1919 Variable Socially Responsive Balanced Fund 2015 Semi-Annual Report
4

1919 Variable Socially Responsive Balanced Fund

Security	Shares	Value
Health Care — continued
UnitedHealth Group Inc.	6,770	$825,940
Total Health Care		5,707,333
Industrials — 7.1%
Danaher Corp.	8,080	691,567
Delta Air Lines Inc.	16,120	662,210
Eaton Corp. PLC	5,490	370,520
Illinois Tool Works Inc.	4,900	449,771
Quanta Services Inc.	15,360	442,675	*
Union Pacific Corp.	6,460	616,090
Total Industrials		3,232,833
Information Technology — 14.6%
Apple Inc.	9,050	1,135,096
Cognizant Technology Solutions, Class A Shares	12,610	770,345	*
eBay Inc.	10,560	636,135	*
Google Inc., Class A Shares	922	479,910	*
Google Inc., Class C Shares	640	345,626	*
Ingenico, ADR	28,210	660,114
LinkedIn Corp., Class A Shares	3,310	683,945	*
QUALCOMM Inc.	4,800	300,624
Visa Inc., Class A Shares	11,980	804,457
VMware Inc., Class A Shares	9,760	836,822	*
Total Information Technology		6,653,074
Materials — 2.2%
Air Products & Chemicals Inc.	5,085	695,781
Potash Corp. of Saskatchewan Inc.	9,020	279,349
Total Materials		975,130
Utilities — 1.5%
American Water Works Co. Inc.	13,850	673,525
Total Utilities		673,525
Total Common Stocks (Cost — $21,739,613)		31,450,221

1919 Variable Socially Responsive Balanced Fund 2015 Semi-Annual Report
5

Schedule of investments (cont'd)

June 30, 2015 (Unaudited)

1919 Variable Socially Responsive Balanced Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset Backed Securities — 0.5%
Nelnet Student Loan Trust, 2008-2 A4	1.981%	6/26/34	$222,000	$230,548	(a)
Total Asset Backed Securities (Cost — $229,909)				230,548
Collateralized Mortgage Obligations — 0.6%
Commercial Mortgage Pass Through Certificates, 2007-C9 AAB	5.989%	12/10/49	17,867	17,962	(a)
Federal National Mortgage Association (GNMA), 53 CY	4.000%	6/25/41	18,425	19,658
Federal Home Loan Mortgage Corp. (FHLMC), 2837 ED	5.000%	8/15/19	755	762
Federal Home Loan Mortgage Corp. (FHLMC), 3835 BA	4.000%	8/15/38	85,088	90,652
Government National Mortgage Association (GNMA), 2010-56 BA	4.500%	2/20/36	79,294	81,052
Government National Mortgage Association (GNMA), 2009-93 PB	3.000%	12/16/38	62,865	64,503
Total Collateralized Mortgage Obligations (Cost — $276,433)				274,589
Corporate Bonds — 18.6%
Consumer Discretionary — 1.9%
Comcast Corp.	3.375%	2/15/25	70,000	69,309
Comcast Corp.	5.650%	6/15/35	200,000	226,976
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	4.450%	4/1/24	150,000	153,767
Ford Motor Credit Co. LLC	8.000%	12/15/16	115,000	125,369
Scripps Networks Interactive Inc.	2.750%	11/15/19	40,000	40,125
Thomson Reuters Corp.	1.300%	2/23/17	50,000	49,904
Viacom Inc.	2.500%	9/1/18	50,000	50,559
Viacom Inc.	4.500%	3/1/21	125,000	132,400
Total Consumer Discretionary				848,409
Consumer Staples — 0.6%
PepsiCo Inc.	5.000%	6/1/18	245,000	268,818
Energy — 0.9%
FMC Technologies Inc.	2.000%	10/1/17	50,000	49,959
ONEOK Partners LP	2.000%	10/1/17	50,000	50,131
Petrobras International Finance Co.	3.500%	2/6/17	250,000	247,933
Statoil ASA	3.125%	8/17/17	70,000	72,763
Total Energy				420,786
Financials — 9.1%
Aflac Inc.	4.000%	2/15/22	130,000	137,568
Bank of America Corp.	5.625%	10/14/16	250,000	263,594
Bank of America Corp.	1.350%	11/21/16	200,000	200,027
Bank of Montreal	1.400%	9/11/17	75,000	75,282
Bank of Nova Scotia	2.050%	10/7/15	100,000	100,428
Bank of Nova Scotia	2.050%	10/30/18	125,000	125,715
Barclays Bank PLC	5.000%	9/22/16	170,000	177,952

1919 Variable Socially Responsive Balanced Fund 2015 Semi-Annual Report
6

1919 Variable Socially Responsive Balanced Fund

Security	Rate	Maturity Date	Face Amount	Value
Financials — continued
BlackRock Inc.	4.250%	5/24/21	$125,000	$136,710
Citigroup Inc.	5.500%	9/13/25	110,000	119,121
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.500%	1/11/21	350,000	382,043
Digital Realty Trust LP	5.250%	3/15/21	50,000	54,786
Fifth Third Bancorp	3.625%	1/25/16	100,000	101,488
Goldman Sachs Group Inc.	1.374%	11/15/18	150,000	151,453	(a)
Government Properties Income Trust	3.750%	8/15/19	55,000	56,628
HCP Inc.	2.625%	2/1/20	250,000	247,742
Health Care REIT Inc.	3.625%	3/15/16	125,000	126,889
Hospitality Properties Trust	4.650%	3/15/24	100,000	99,948
Intercontinental Exchange Inc.	2.500%	10/15/18	45,000	46,010
Intercontinental Exchange Inc.	4.000%	10/15/23	125,000	130,351
JPMorgan Chase & Co.	6.000%	1/15/18	75,000	82,642
Morgan Stanley	2.200%	12/7/18	150,000	150,932
Morgan Stanley	5.000%	11/24/25	70,000	73,429
National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	200,000	275,953
NYSE Euronext	2.000%	10/5/17	140,000	141,729
Simon Property Group LP	4.125%	12/1/21	85,000	91,371
State Street Corp.	3.700%	11/20/23	65,000	67,217
SunTrust Banks Inc.	3.600%	4/15/16	175,000	178,345
TD Ameritrade Holding Corp.	2.950%	4/1/22	125,000	124,051
Toyota Motor Credit Corp.	2.000%	9/15/16	125,000	126,865
Wells Fargo & Co.	4.600%	4/1/21	100,000	109,631
Total Financials				4,155,900
Health Care — 1.9%
Gilead Sciences Inc.	3.050%	12/1/16	110,000	113,186
Gilead Sciences Inc.	4.500%	4/1/21	125,000	137,250
Medtronic Inc.	4.125%	3/15/21	200,000	216,236
Pfizer Inc.	1.100%	5/15/17	155,000	155,499
UnitedHealth Group Inc.	1.400%	10/15/17	50,000	50,073
Wyeth LLC	5.500%	2/15/16	165,000	170,055
Total Health Care				842,299
Industrials — 0.1%
Flowserve Corp.	4.000%	11/15/23	50,000	50,669
Information Technology — 2.7%
Altera Corp.	2.500%	11/15/18	75,000	76,676
Apple Inc.	2.100%	5/6/19	180,000	181,912
Cisco Systems Inc.	2.125%	3/1/19	125,000	125,935
Intel Corp.	1.350%	12/15/17	125,000	125,001

1919 Variable Socially Responsive Balanced Fund 2015 Semi-Annual Report
7

Schedule of investments (cont'd)

June 30, 2015 (Unaudited)

1919 Variable Socially Responsive Balanced Fund

Security	Rate	Maturity Date	Face Amount	Value
Information Technology — continued
KLA-Tencor Corp.	4.125%	11/1/21	$135,000	$138,680
Oracle Corp.	2.800%	7/8/21	125,000	126,627
Priceline Group Inc.	3.650%	3/15/25	85,000	82,916
QUALCOMM Inc.	3.450%	5/20/25	215,000	209,774
Texas Instruments Inc.	1.650%	8/3/19	150,000	147,972
Total Information Technology				1,215,493
Materials — 0.5%
Potash Corp. of Saskatchewan Inc.	5.875%	12/1/36	200,000	231,537
Telecommunication Services — 0.9%
AT&T Inc.	3.400%	5/15/25	185,000	176,801
Verizon Communications Inc.	2.036%	9/14/18	55,000	56,944	(a)
Verizon Communications Inc.	6.350%	4/1/19	150,000	171,556
Total Telecommunication Services				405,301
Total Corporate Bonds (Cost — $8,189,983)				8,439,212
Mortgage Backed Securities — 1.2%
Federal National Mortgage Association (FNMA)
Pool 555487	5.000%	5/1/18	35,280	36,950
Pool 896885	6.000%	6/1/22	12,093	13,420
Pool 995262	5.500%	1/1/24	46,211	50,465
Pool 891596	5.500%	6/1/36	50,529	56,682
Pool 900936	6.500%	2/1/37	12,090	13,897
Pool 946594	6.000%	9/1/37	57,904	65,769
Federal Home Loan Mortgage Corporation (FHLMC)
Gold Pool C91417	3.500%	1/1/32	85,947	89,725
Gold Pool A35826	5.000%	7/1/35	72,724	80,294
Gold Pool A49479	5.000%	6/1/36	55,971	61,726
Gold Pool A65694	6.000%	9/1/37	52,895	59,888
Total Mortgage Backed Securities (Cost — $480,039)				528,816
U.S. Government & Agency Obligations — 8.5%
Federal Farm Credit Bank (FFCB)	2.070%	9/27/21	125,000	123,479
Federal Home Loan Mortgage Corp (FHLMC)	2.000%	8/25/16	130,000	132,327
Federal Home Loan Mortgage Corp (FHLMC)	3.750%	3/27/19	120,000	130,417
Federal Home Loan Mortgage Corp (FHLMC)	1.250%	10/2/19	75,000	74,029
Federal Home Loan Mortgage Corp (FHLMC)	2.375%	1/13/22	560,000	567,325
Federal National Mortgage Association (FNMA)	1.150%	12/12/18	150,000	149,060
Federal National Mortgage Association (FNMA)	6.625%	11/15/30	365,000	516,648
United States Treasury Bonds	7.875%	2/15/21	140,000	185,839
United States Treasury Bonds	7.250%	8/15/22	150,000	202,477
United States Treasury Bonds	7.125%	2/15/23	100,000	135,695

1919 Variable Socially Responsive Balanced Fund 2015 Semi-Annual Report
8

1919 Variable Socially Responsive Balanced Fund

Security	Rate	Maturity Date	Face Amount	Value
U.S. Government & Agency Obligations — continued
United States Treasury Bonds	6.250%	8/15/23	$50,000	$65,266
United States Treasury Bonds	6.875%	8/15/25	50,000	70,770
United States Treasury Bonds	3.500%	2/15/39	176,000	189,777
United States Treasury Bonds	4.375%	11/15/39	242,000	297,698
United States Treasury Notes	4.250%	11/15/17	135,000	145,990
United States Treasury Notes	2.250%	11/30/17	70,000	72,444
United States Treasury Notes	3.625%	8/15/19	190,000	206,848
United States Treasury Notes	2.625%	8/15/20	545,000	569,951
United States Treasury Notes	3.125%	5/15/21	50,000	53,484
Total U.S. Government & Agency Obligations (Cost — $3,658,957)				3,889,524
Total Investments — 98.5% (Cost — $34,574,934)				44,812,910
Other Assets in Excess of Liabilities — 1.5%				698,820
Total Net Assets — 100.0%				$45,511,730

Notes:

*  Non-income producing security.

(a)  Variable rate security. Interest rate disclosed is rate at period end.

Abbreviations used in this schedule:

ADR  — American Depositary Receipts

PLC  — Public Limited Company

The Accompanying Notes are an Integral Part of the Financial Statements.

1919 Variable Socially Responsive Balanced Fund 2015 Semi-Annual Report
9

Statement of assets and liabilities

June 30, 2015 (Unaudited)

Assets:
Investments in securities at value (cost $34,574,934)	$44,812,910
Cash	656,294
Dividends and interest receivable	140,870
Prepaid expenses	2,839
Total assets	45,612,913
Liabilities:
Payable for Fund shares repurchased	22,398
Investment management fee payable	14,589
Trustees' fees payable	2,985
Accrued other expenses	61,211
Total liabilities	101,183
Net Assets	$45,511,730
Components of Net Assets:
Paid-in capital	$32,484,122
Undistributed net investment income	268,176
Accumulated net realized gain on investments	2,521,456
Net unrealized appreciation on investments	10,237,976
Net Assets	$45,511,730
Total Fund:
Net Assets	$45,511,730
Shares Issued and Outstanding (unlimited shares authorized, $0.00001 par value)	1,527,706
Net Asset Value, Redemption Price and Offering Price Per Share	$29.79

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Variable Socially Responsive Balanced Fund 2015 Semi-Annual Report
10

Statement of operations

For the Six Months Ended June 30, 2015 (Unaudited)

Investment Income:
Dividend income (Net of foreign tax of $4,352)	$243,850
Interest income	196,651
Total Investment Income	440,501
Expenses:
Advisory fees (Note 3)	153,153
Administration and fund accounting fees	34,123
Transfer agent fees and expenses	28,134
Shareholder reporting fees	12,499
Legal fees	9,951
Audit fees	8,431
Trustees' fees	7,152
Miscellaneous	3,861
Compliance Fee	2,287
Insurance fees	2,266
Custody fees	2,135
Total Expenses	263,992
Expenses waived by the Adviser	(54,289)
Net Expenses	209,703
Net Investment Income	230,798
Realized and Unrealized Gain (Loss) on Investments
Net realized gain on investments	2,509,216
Net change in unrealized appreciation/depreciation on investments	(2,665,779)
Net Realized and Unrealized Loss on Investments	(156,563)
Net Increase in Net Assets Resulting from Operations	$74,235

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Variable Socially Responsive Balanced Fund 2015 Semi-Annual Report
11

Statements of changes in net assets

For the Six Months Ended June 30, 2015 (Unaudited) and the Year Ended December 31, 2014	2015	2014
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$230,798	$406,902
Net realized gain on investments	2,509,216	5,684,476
Net change in unrealized appreciation/depreciation on investments	(2,665,779)	(1,853,753)
Net Increase in Net Assets Resulting from Operations	74,235	4,237,625
Distributions to shareholders:
Net investment income	—	(406,322)
Net realized gains	—	(5,399,554)
Total Distributions to Shareholders	—	(5,805,876)
Capital Transactions:
Net proceeds from shares sold	1,300,011	343,865
Reinvestment of distributions	—	5,805,875
Cost of shares repurchased	(3,318,370)	(5,862,497)
Net Increase (Decrease) in Net Assets from Capital Transactions	(2,018,359)	287,243
Total Decrease in Net Assets	(1,944,124)	(1,281,008)
Net Assets:
Beginning of period	47,455,854	48,736,862
End of period	$45,511,730	$47,455,854
Undistributed net investment income	$268,176	$37,378
Capital Share Transactions:
Shares sold	43,180	10,723
Shares reinvested	—	192,992
Shares repurchased	(109,943)	(183,403)
Net Increase (Decrease) in Shares Outstanding	(66,763)	20,312

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Variable Socially Responsive Balanced Fund 2015 Semi-Annual Report
12

Financial highlights

For a share of beneficial interest outstanding throughout each year ended December 31,

	2015*	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$29.76	$30.96	$26.30	$24.11	$24.40	$22.04
Income (loss) from investment operations:
Net investment income[1]	0.15	0.27	0.27	0.30	0.27	0.26
Net realized and unrealized gain (loss) on investments	(0.12)	2.64	4.64	2.28	(0.28)	2.42
Total Income (Loss) from Investment Operations	0.03	2.91	4.91	2.58	(0.01)	2.68
Less distributions:
From net investment income	—	(0.28)	(0.25)	(0.39)	(0.28)	(0.32)
From net realized gain on investments	—	(3.83)	—	—	—	—
Total Distributions	—	(4.11)	(0.25)	(0.39)	(0.28)	(0.32)
Net Asset Value, End of Period	$29.79	$29.76	$30.96	$26.30	$24.11	$24.40
Total Return[2]	0.07%[7]	9.30%	18.71%	10.71%	(0.02)%[3]	12.15%[3]
Supplemental data and ratios:
Net assets, end of period (in thousands)	$45,512	$47,456	$48,737	$46,323	$49,459	$60,865
Ratios to average net assets
Gross expenses	1.12%[8]	0.94%	0.89%	0.93%	0.95%	0.97%
Net Expenses[4,5]	0.89[6,8]	0.92[6]	0.89	0.93	0.93[6]	0.96[6]
Net investment income	0.98[8]	0.85	0.95	1.16	1.11	1.14
Portfolio turnover rate	16%[7]	26%	25%	21%	33%	30%

*  For the six months ended June 30, 2015 (Unaudited)

1  Per share amounts have been calculated using the average shares method.

2  Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results.

3  The total return includes gains from settlement of security litigations. Without these gains, the total return would have been (0.14)% and 12.01% for the years ended December 31, 2011 and December 31, 2010, respectively.

4  Effective November 10, 2014, the Adviser has agreed to limit expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to no more than 0.89% of the Fund's average net assets. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees' consent.

5  The impact of compensating balance arrangements, if any, was less than 0.01%.

6  Reflects fee waivers and/or expense reimbursements.

7  Not Annualized.

8  Annualized.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Variable Socially Responsive Balanced Fund 2015 Semi-Annual Report
13

Notes to financial statements

Note 1. Organization

1919 Variable Socially Responsive Balanced Fund (the "Fund") is a diversified series of Trust for Advised Portfolios (the "Trust"). The Trust, a Delaware Statutory Trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end investment management company. The Fund was converted to the Trust on November 10, 2014, and was previously organized under the Legg Mason Partners Variable Equity as the Legg Mason Investment Counsel Variable Social Awareness Portfolio (the "Predecessor Fund").

Shares of the Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The Fund seeks capital appreciation and retention of net investment income.

Note 2. Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period. Actual results may differ from those estimates.

(a) Securities valuation. Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price ("NOCP"). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices quoted. Unlisted securities held by the Fund are valued at the last sale price in the over-the-counter ("OTC") market. If there is not trading on a particular day, the mean between the last quoted bid and ask price is used.

Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board of Trustees. Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Short-term investments are valued at amortized cost, which approximates fair value. If amortized cost does not approximate fair value, short term securities are reported at fair value. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by 1919 Investment Counsel, LLC (the "Adviser" or "1919") under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees.

1919 Variable Socially Responsive Balanced Fund 2015 Semi-Annual Report
14

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized into three broad levels and described below:

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

•  Level 3 — significant unobservable inputs, including the Fund's own assumptions in determining the fair value of investments.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund's assets carried at fair value:

ASSETS

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments*:
Common Stocks	$31,450,221	$—	$—	$31,450,221
Asset Backed Securities	—	230,548	—	230,548
Collateralized Mortgage Obligations	—	274,589	—	274,589
Corporate Bonds	—	8,439,212	—	8,439,212
Mortgage Backed Securities	—	528,816	—	528,816
U.S. Government & Agency Obligations	—	3,889,524	—	3,889,524
Total long-term investments	$31,450,221	$13,362,689	$—	$44,812,910
Total investments	$31,450,221	$13,362,689	$—	$44,812,910

*  See Schedule of Investments for additional detailed categorizations.

The Fund recognizes transfers between levels at the end of the reporting period. There were no transfers between levels at period end. There were no level 3 securities held at period end.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that the Adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. When entering into repurchase agreements, it is the Fund's policy that its custodian or a third party custodian, acting on the Fund's behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the

1919 Variable Socially Responsive Balanced Fund 2015 Semi-Annual Report
15

Notes to financial statements (cont'd)

repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign investment risk. The Fund's investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued

1919 Variable Socially Responsive Balanced Fund 2015 Semi-Annual Report
16

interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(f) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(g) Distribution to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(h) REIT distributions. The character of distributions received from Real Estate Investment Trusts (''REITs'') held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund's records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(i) Compensating balance arrangements. The Predecessor Fund had an arrangement with its custodian bank whereby a portion of the custodian's fees was paid indirectly by credits earned on the Fund's cash on deposit with the bank.

(j) Federal and other taxes. It is the Fund's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the "Code"), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund's financial statements.

Management has analyzed the Fund's tax positions taken on income tax returns for all open tax years and has concluded that as of June 30, 2015, no provision for income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The Fund has no examination in progress and is not aware of any tax position

1919 Variable Socially Responsive Balanced Fund 2015 Semi-Annual Report
17

Notes to financial statements (cont'd)

for which it is reasonably possible that the total amount of unrecognized tax benefits will significantly change in the next twelve months.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Note 3. Investment management agreement and other transactions with affiliates

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Prior to converting to the Trust, the Adviser was previously known as Legg Mason Investment Counsel and served as sub-advisor to the Predecessor Fund. Prior to the conversion, Legg Mason Partners Fund Advisors, LLC ("LMPFA") served as investment manager to the Predecessor Fund, and Western Asset Management managed the Predecessor Fund's cash and short-term investments. Prior to the reorganization, the investment management fee paid was 0.71% of the Predecessor Fund's net assets. See Note 1.

Under the terms of this agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $100 million	0.65%
Next $100 million	0.61
Next $100 million	0.51
Over $300 million	0.46

The Adviser has agreed to waive fees and reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 0.89% (the "expense cap"). This expense limitation arrangement cannot be terminated prior to December 31, 2016, without the Board of Trustees' consent. Prior to the conversion, the Predecessor Fund limited its operating expenses to 1.00% of average net assets.

The Adviser is permitted to recapture amounts waived or reimbursed to the Fund during the same fiscal year if the total annual operating expenses have fallen to a level below the expense cap in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day, in the Fund's Adviser total annual operating expenses exceeding the expense cap or any other lower limit then in effect. For the six months ended June 30, 2015, the Adviser waived $54,289.

1919 Variable Socially Responsive Balanced Fund 2015 Semi-Annual Report
18

U.S. Bancorp Fund Services ("USBFS") serves as the Fund's Administrator. The Fund pays USBFS a monthly fee computed at annual rate of average net assets, subject to a $60,000 annual minimum, as follows:

Average Daily Net Assets	Annual Rate
First $500 million	0.050%
Next $500 million	0.040
Next $1 Billion	0.035
Next $1 Billion	0.030
Thereafter	0.025

U.S. Bank, N.A., serves as the Fund's custodian, and Quasar Distributors, LLC, an affiliate of USBFS, serves as the Fund's distributor and principal underwriter.

Note 4. Investment transactions

During the six months ended June 30, 2015, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S Government & Agency Obligations were as follow:

	Investments	U.S. Government & Agency Obligations
Purchases	$6,799,747	$415,762
Sales	8,793,259	—

Note 5. Income tax information and distributions to shareholders

At December 31, 2014, the components of distributable accumulated earnings (deficit) on a tax basis were as follows:

Cost of Investments for tax purposes	$33,707,820
Gross tax unrealized appreciation	13,474,974
Gross tax unrealized depreciation	(588,775)
Net tax unrealized appreciation on investments	12,886,199
Undistributed ordinary income	74,906
Undistributed long-term capital gains	29,796
Other accumulated earnings	(37,528)
Total accumulated earnings	$12,953,373

The Fund utilized $231,624 of capital loss carryforward available from prior years. As of December 31, 2014, the Fund has no capital loss carryforward balance.

1919 Variable Socially Responsive Balanced Fund 2015 Semi-Annual Report
19

Notes to financial statements (cont'd)

The tax character of distributions paid during the six months ended June 30, 2015 and fiscal year ended December 31, 2014, was as follows:

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
Distribution Paid From:
Ordinary Income	—	$406,322
Net Long Term Capital Gains	—	5,399,554

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These differences are primarily related to net operating losses, reclassifications of paydown losses on mortgage and asset-backed securities. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2014, the following table shows the reclassifications made:

	Paid-In-Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain
1919 Variable Socially Responsive Balanced Fund	—	$20,985	$(20,985)

Note 6. Subsequent events

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. The Fund has determined that there were no subsequent events that would need to be disclosed in the Fund's financial statements.

1919 Variable Socially Responsive Balanced Fund 2015 Semi-Annual Report
20

Other Information (unaudited)

June 30, 2015

Proxy Voting

The Fund's proxy voting guidelines and a record of the Predecessor Fund's proxy votes for the year ended June 30, 2015 are available without charge, upon request, by calling 1-877-568-7633 and on the Securities and Exchange Commission's website at www.sec.gov.

Quarterly Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the EDGAR database on the Securities and Exchange Commission's website at www.sec.gov. These Forms may also be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

1919 Variable Socially Responsive Balanced Fund 2015 Semi-Annual Report
21

(This page intentionally left blank.)

Investment adviser

1919 Investment Counsel, LLC
One South Street, Suite 2500
Baltimore, MD 21202

Distributor

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer agent, fund accountant and fund administrator

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent registered public accounting firm

BBD, LLP
1835 Market Street, 26th Floor
Philadelphia, PA 19103

Legal counsel

Morgan, Lewis & Bockius LLP
2020 K Street NW
Washington, DC 20006-1806

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)         The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)         There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)         (1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not Applicable for Semi-Annual Reports.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)         Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.  Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By	/s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President

Date	9/8/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President

Date	9/8/15

By	/s/ Russell B. Simon
Russell B. Simon, Treasurer

Date	9/8/15